united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 11/30/19

Item 1. Reports to Stockholders.

Class A, C, I and S Shares

ANNUAL REPORT
As Of November 30, 2019

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.saratogacap.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

TABLE OF CONTENTS

Chairman’s Letter	Page 1
Investment Review	Page 5
Schedules of Investments	Page 18
Statements of Assets and Liabilities	Page 37
Statements of Operations	Page 38
Statements of Changes in Net Assets	Page 39
Financial Highlights	Page 41
Notes to Financials	Page 47
Report of Independent Registered Public Accounting Firm	Page 59
Supplemental Information	Page 60
Privacy Notice	Page 64

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary,
Treasurer & Chief Financial Officer
James S. Vitalie	Vice President
Emile Molineaux	Chief Compliance Officer
Rose Anne Casaburri	Assistant Secretary
Aaron J. Smith	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
1616 N. Litchfield Rd., Suite 165	17605 Wright Street, Suite 2
Goodyear, Arizona 85395	Omaha, Nebraska 68130

Transfer & Shareholder Servicing Agent	Custodian
Gemini Fund Services, LLC	BNY Mellon Corp.
17605 Wright Street, Suite 2	225 Liberty Street
Omaha, Nebraska 68130	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Gemini Fund Services, LLC	Gemini Fund Services, LLC
80 Arkay Drive, Suite 110	80 Arkay Drive, Suite 110
Hauppauge, New York 11788	Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Annual Report to Shareholders

January 2, 2020

Dear Shareholder:

We are pleased to provide you with this annual report on the investment strategies and performance of six of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the twelve months from December 1, 2018 through November 30, 2019.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 2.1% during Q3 of 2019. This was an increase from the 2.0% AGR during Q2. The largest component of GDP is Personal Consumption Expenditures (PCE); over the intermediate term it has continued to grow at a moderate pace. This primary macroeconomic sector is critical to the general health of the GDP. At 41 quarters, the current economic expansion is the longest running in US history, featuring an AGR of 2.3%. The second longest US expansion, ended in Q4 2000, lasted for 39 quarters and had an average growth rate of 3.75%. Why such a slowdown in GDP growth? We note several important long-term developments. Generational slowdowns in population growth, disposable personal income and personal consumption expenditures seem to indicate that the 1990’s expansion was an outlier period within the broader GDP trend. It should be noted that negative population growth trends have exceeded the slowdown in disposable income and personal consumption expenditures, as well as GDP growth. Additional data suggests that population trends are at least partially causal, though productivity growth and income allocation also play a part. With inflation trends also moderating over a long period, it is likely that we need to make more disposable money and grow our population if consistent economic growth over 3% is to remain possible.

At the December 11, 2019 Federal Reserve Open Market Committee (the Committee) meeting, the Committee released the following statement, in part: “Information received since the Federal Open Market Committee met in October indicates that the labor market remains strong and that economic activity has been rising at a moderate rate. Job gains have been solid, on average, in recent months, and the unemployment rate has remained low. Although household spending has been rising at a strong pace, business fixed investment and exports remain weak. On a 12 month basis, overall inflation and inflation for items other than food and energy are running below 2 percent… The Committee decided to maintain the target range for the federal funds rate at 1 1/2 to 1-3/4 percent. The Committee judges that the current stance of monetary policy is appropriate to support sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective.”

Monetary Policy: In the most recent FOMC statement, the Committee said that it will continue to monitor incoming information to fashion its economic outlook. Furthermore, it will monitor inflationary pressures and employment data to assess the appropriate path of the target range for the federal funds rate. The Fed has stopped draining their balance sheet and are once again adding to it. Our most recent data now suggests that the Fed has reached an accommodative stance. As of November 2019, the growth rates of two money supply measures we use throughout our proprietary economic research, M2 and MZM, have reversed their dramatic declines and are now up significantly from their lows and are in a solid positive trend. Currency in Circulation (CIC) is a main component of the Monetary Base. The CIC has stabilized and is up from its recent low, and it should start to increase as the Fed adds to its balance sheet. We feel that the Fed current policy stance is appropriate relative to current economic developments. Regarding the Fed Funds rate, we study the rate relative to both inflation and short-term/intermediate-term interest rates. Our research indicates that the current rate should be viewed as accommodative. Unless underlying economic data changes, we believe the Fed should move cautiously with its Fed Funds target rate range while allowing the money supply to get back to a normal growth rate.

Interest Rates: Starting in 2016, the Fed Funds rate and most Treasury rates began increasing. In late-2018 a trend reversal saw declines in most of the rate array. Typically, when interest rates are increasing the yield curve declines, and when rates decline the yield curve advances; currently, the yield curve has started to increase in most of the array, but modestly. The monthly yield curve spread, as measured by the 10 -year T-Note (10y TN) minus the 1-year T-Bill (1y TB), continued in a down trend to a cycle low of -0.14 in August 2019 and increased marginally in November to +0.24. We are pleased that the current yield spread levels are mostly positive. If the current business cycle gains a bit more traction, our productivity level index (Saratoga’s Economic Proficiency Model™) suggests the yield curve should continue to increase.

Equity Valuations: As of December 31, 2019, the S&P 500 index sits at 3,230. Our proprietary valuation work uses both fundamental and technical analysis and provides justification for the S&P 500 at roughly 3,380 at the end of June 2020. The S&P 500 closed out the year with Q4 2019 earnings up marginally over +7% y-o-y (Q4 earnings are close to finalizing). Consensus estimates for the S&P 500 earnings for the second quarter of 2020 are near $147.35. We still believe the market is in fair-value range and should remain in this range over the intermediate term. To us, fair-value means the stock market should perform within the parameter of its historic mean. In order to create a range of equity market outcomes, we use a valuation tool which we refer to as our Proper PE Valuation™ tool. Among other things, this analysis provides us with a set of ranges above and below which we consider the S&P 500 overvalued or undervalued, respectively. Our primary valuation algorithm currently sets an appropriate S&P 500 PE in the range of 22.7 to 23.5. Additional analysis suggests an S&P 500 fair-value range of roughly 3,110 to 3,400. This algorithm is earnings, GDP and CPI dominant. The current levels and trends for earnings, GDP and CPI data indicate that we are likely to stay in fair-value range for the near-term, however we are watching corporate earnings growth closely, as that data has the potential to change valuation levels quickly.

Inflation: Inflation, as measured by the consumer price index (CPI), was up 2.05% y-o-y in November 2019, while the CPI-excluding-food-and-energy was up nearly 2.3% during the same period. These measures of inflation are hovering at the Fed’s symmetric 2% inflation objective. We believe inflation should remain restrained, keeping its growth rate near or below the Fed’s long-term objective over the intermediate term. Growth in the wage (total private, average weekly earnings of all employees) complex appears to have stalled. A near-term top looks to have been formed at roughly 3.6% in October 2019, with wage growth falling back to 2.3% as of December 2019. This provides CPI a likely relief and should keep the Fed accommodative until wage pressure is back in place. Most of the Producer Price complex has steadied or is falling more slowly than it had been. The Final Demand index has resumed its slower growth path and as of November 2019 it was 1.1%. Processed goods for intermediate demand and Unprocessed Goods are still negative y-o-y but are off their cycle lows. There is a great deal of slack on the cost-side of inflation. We currently see room for the Fed to reduce its control group of interest rates, with the demand for goods and the cost of goods looking to be well in balance.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery, you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, every day, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of six of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.
Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

5204-NLD-2/5/2020

INVESTMENT REVIEW

JAMES ALPHA EHS PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended November 30, 2019
	One Year:	Inception:
	11/30/18-11/30/19	8/18/17 – 11/30/19*
Class A
With Sales Charge	0.05%	1.97%
Without Sales Charge	6.12%	4.64%
Class C
With Sales Charge	4.09%	3.73%
Without Sales Charge	5.09%	3.73%
Class I	6.12%	4.64%
Class S	6.32%	4.73%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 3.83%, 4.55%, 3.58%, for the A, C, and I Classes, respectively, and May 31, 2019 Supplement is 3.38% for class S. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49% and 1.49% for the A, C and I classes, respectively, and to ensure the total net operating expense ratio does not exceed 1.12% for Class S throughout March 31, 2021.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of hedged equity investment strategies. A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. The Portfolio expects to gain exposure to asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

PORTFOLIO ADVISER COMMENTARY

The annual period was marked by rallies in risky asset classes with some US equity markets hitting all-time highs. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed little sign of concern at the start of 2019, as the rally continued straight up. However, the bond market gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through Q2, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. Some trends in the US economy diverged in the second half of the year from pressure of a slowing global economy, weaker than expected corporate earnings growth, and the US-China trade war. Additionally, there was a notable shift in the equity market, with the large cap sector outperforming the small cap sector and value stocks generally outperforming their growth counterparts.

As investor risk appetite returned and the Federal Reserve cut rates, the interest-rate-sensitive global real estate sector rallied. Additionally, the broad commodity market rallied to start the year, but fizzled during the second half of the year. The US yield curve flattened dramatically in August, before reverting to end the period at nearly the same level it started the period. Overall, though, rates dropped.

For the period, the Equity Hedge sector provided decent performance. Healthcare and technology managers within the sector outperformed. Energy-oriented and market neutral managers were the top laggards during the period, albeit their overall sector weight is small.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA EHS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio - Class S	28.7%
American Beacon Sound Point Floating Rate Income - Class Y	6.7%
iShares Micro-Cap ETF	5.8%
iShares Russell Mid-Cap Growth ETF	4.8%
SPDR Bloomberg Barclays Convertible Securities ETF	3.4%
iShares MSCI EAFE ETF	2.6%
iShares Russell 1000 Growth ETF	2.6%
Invesco China Small Cap ETF	2.3%
Invesco S&P 500 Pure Value ETF	2.3%
AlphaClone Alternative Alpha ETF	2.2%

*	Based on total net assets as of November 30, 2019.

Excludes short-term investments.

Portfolio Composition*

HFRI Equity Hedge (Total Index): Investment Managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA EVENT DRIVEN PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended November 30, 2019
	One Year:	Inception:
	11/30/18-11/30/19	8/18/17 – 11/30/19*
Class A
With Sales Charge	2.59%	1.96%
Without Sales Charge	8.87%	4.64%
Class C
With Sales Charge	7.87%	4.64%
Without Sales Charge	8.87%	4.64%
Class I	8.87%	4.64%
Class S	9.06%	4.81%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 3.40%, 4.15% and 3.15% for the A, C and I Classes, respectively, and May 31, 2019 Supplement is 3.12% for class S. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49% and 1.49% for the A, C and I classes, respectively, and to ensure the total net operating expense ratio does not exceed 1.12% for Class S throughout March 31, 2021.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “event driven” investment strategies. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. The Portfolio will seek to outperform the returns of event driven investment strategies by investing in a variety of asset classes, including currencies, global equities and global fixed income securities. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize event driven strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

The annual period was marked by rallies in risky asset classes with some US equity markets hitting all-time highs. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed little sign of concern at the start of 2019, as the rally continued straight up. However, the bond market gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through Q2, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. Some trends in the US economy diverged in the second half of the year from pressure of a slowing global economy, weaker than expected corporate earnings growth, and the US-China trade war. Additionally, there was a notable shift in the equity market, with the large cap sector outperforming the small cap sector and value stocks generally outperforming their growth counterparts.

As investor risk appetite returned and the Federal Reserve cut rates, the interest-rate-sensitive global real estate sector rallied. Additionally, the broad commodity market rallied to start the year, but fizzled during the second half of the year. The US yield curve flattened dramatically in August, before reverting to end the period at nearly the same level it started the period. Overall, though, rates dropped.

For the period, Event Driven managers provided solid, if unspectacular, performance. The sector’s Credit Arbitrage and Activist sub-styles outperformed, while Distressed and Multi-Strategy underperformed and were the only sub-styles with negative returns for the period. Finally, the SWAP positions contributed 4.6% to the performance of the Portfolio during the annual period ended November 30, 2019.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA EVENT DRIVEN PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Merger Fund - Investor Class	25.3%
Kellner Merger Fund - Institutional Class	18.6%
James Alpha Structured Credit Value Portfolio - Class S	13.2%
High Yield ETF	9.5%
IQ Merger Arbitrage ETF	5.3%
Invesco Global Short Term High Yield Bond ETF	3.4%
SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	3.0%
Invesco S&P SmallCap Energy ETF	1.8%
VanEck Vectors Emerging Markets High Yield Bond ETF	1.2%
WisdomTree Japan Hedged SmallCap Equity Fund	1.0%

*	Based on total net assets as of November 30, 2019.

Excludes short-term investments.

Portfolio Composition*

HFRI Event-Driven (Total) Index: Investment Managers who maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA FAMILY OFFICE PORTFOLIO

Advised by: James Alpha Advisors LLC, New York, New York

Objective: The Portfolio seeks total return through capital appreciation and/or income, consistent with a reasonable level of risk, as determined by James Alpha Advisor, LLC.

Total Aggregate Return for the Periods Ended November 30, 2019
	One Year:	Inception:
	11/30/18-11/30/19	6/30/17 – 11/30/19*
Class A
With Sales Charge	2.17%	1.74%
Without Sales Charge	8.40%	4.26%
Class C
With Sales Charge	6.68%	3.59%
Without Sales Charge	7.68%	3.59%
Class I	8.81%	4.54%
Class S	8.94%	4.97%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 2.82%, 3.70% and 2.67% for the A, C and I Classes, respectively, and May 31, 2019 Supplement is 2.63% for class S. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49% and 1.49% for the A, C and I classes, respectively, and to ensure the total net operating expense ratio does not exceed 1.12% for Class S throughout March 31, 2021.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio employs a multi-asset, multi-strategy investment program that seeks to replicate the asset allocation programs of successful family offices. In constructing the investment program, the Manager utilizes asset allocation data of multiple family offices to construct a diversified portfolio across a broad range of assets classes and investment strategies. The asset classes in which the Portfolio may invest can include U.S. and non-U.S. common stocks, U.S. and non-U.S. corporate, government and agency bonds and other debt instruments, real estate and real estate - related assets, such as mortgage-backed securities, asset-backed securities, currencies and commodities (e.g., metals, agricultural, energy, livestock and “soft” commodities such as coffee and sugar). The weighting of each asset class will change over time and new asset classes may be introduced from time to time. The Portfolio may also invest in instruments that provide exposure to hedge fund strategies, such as low-volatility, directional and fund of funds strategies, and in instruments that provide exposure to private equity strategies, such as mezzanine debt and leveraged buyout strategies. The Portfolio expects to achieve exposure to the above-mentioned asset classes primarily through exchange-traded funds (ETFs), mutual funds and closed-end funds (together, underlying funds) but has the ability to gain exposure through direct investment in stocks and bonds, unit investment trusts (UITs), private funds and other pooled investment vehicles, and through derivative instruments. In constructing the Portfolio, the Manager utilizes a three-step process that includes: 1) analyzing the asset allocation data of multiple family offices to produce a target asset allocation weighting, 2) identifying investments or investment vehicles that provide exposure to the desired asset classes, and 3) making tactical adjustments to the target asset allocation weightings to take advantage of current market conditions. Asset allocation weightings will be reassessed quarterly but tactical adjustments may be made more frequently than quarterly. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as ETNs, CLNs and commodity futures and swaps. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%, although the Manager does not currently anticipate that such exposure would exceed 25% of the Portfolio’s total assets.

PORTFOLIO ADVISER COMMENTARY

The annual period was marked by rallies in risky asset classes with some US equity markets hitting all-time highs. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed little sign of concern at the start of 2019, as the rally continued straight up. However, the bond market gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through Q2, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. Some trends in the US economy diverged in the second half of the year from pressure of a slowing global economy, weaker than expected corporate earnings growth, and the US-China trade war. Additionally, there was a notable shift in the equity market, with the large cap sector outperforming the small cap sector and value stocks generally outperforming their growth counterparts.

As investor risk appetite returned and the Federal Reserve cut rates, the interest-rate-sensitive global real estate sector rallied. Additionally, the broad commodity market rallied to start the year, but fizzled during the second half of the year. The US yield curve flattened dramatically in August, before reverting to end the period at nearly the same level it started the period. Overall, though, rates dropped.

At the end of the period, The James Alpha Family Office Portfolio’s underlying family office strategies had allocated roughly 53% of their portfolios to Public Equity, out of which 13.8% was International and 4.8% was Emerging Markets. Most of their Fixed Income allocation was in the US at 12.9%. The remaining significant allocations were to Private Equity, Hedge Funds, and Real Estate. They maintained around 5% in Cash & Equivalents.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA FAMILY OFFICE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of Total
Company	Investments
iShares Edge MSCI USA Quality Factor ETF	6.9%
Invesco S&P 500 Equal Weight ETF	6.8%
iShares Edge MSCI Min Vol Global ETF	6.8%
PIMCO Active Bond Exchange-Traded Fund	6.4%
Vanguard Total Bond Market ETF	6.2%
Leland Thomson Reuters Private Equity Index Fund - Class I	5.2%
SPDR S&P 500 ETF Trust	5.1%
Invesco Global Listed Private Equity ETF	5.1%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3.9%
First Trust Dow Jones Select Microcap Index Fund	3.8%

*	Based on total investments as of November 30, 2019.

Excludes short-term investments.

Portfolio Composition*

The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA RELATIVE VALUE PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended November 30, 2019
	One Year:	Inception:
	11/30/18-11/30/19	8/18/17 – 11/30/19*
Class A
With Sales Charge	3.45%	2.41%
Without Sales Charge	9.77%	5.09%
Class C
With Sales Charge	8.77%	5.09%
Without Sales Charge	9.77%	5.09%
Class I	9.79%	5.10%
Class S	10.07%	5.31%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 3.48%, 4.24% and 3.24% for the A, C and I Classes, respectively, and May 31, 2019 Supplement is 3.16% for class S. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49% and 1.49% for the A, C and I classes, respectively, and to ensure the total net operating expense ratio does not exceed 1.12% for Class S throughout March 31, 2021.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “relative value” investment strategies. Relative value investment strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio expects to gain exposure to asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize relative value investment strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

The annual period was marked by rallies in risky asset classes with some US equity markets hitting all-time highs. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed little sign of concern at the start of 2019, as the rally continued straight up. However, the bond market gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through Q2, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. Some trends in the US economy diverged in the second half of the year from pressure of a slowing global economy, weaker than expected corporate earnings growth, and the US-China trade war. Additionally, there was a notable shift in the equity market, with the large cap sector outperforming the small cap sector and value stocks generally outperforming their growth counterparts.

As investor risk appetite returned and the Federal Reserve cut rates, the interest-rate-sensitive global real estate sector rallied. Additionally, the broad commodity market rallied to start the year, but fizzled during the second half of the year. The US yield curve flattened dramatically in August, before reverting to end the period at nearly the same level it started the period. Overall, though, rates dropped.

For the period, Relative Value managers provided solid risk-adjusted performance. Lower interest rates and an increasingly dovish Fed helped the sector’s Convertible Arbitrage and Sovereign fixed income styles, which outperformed during the period. Volatility oriented managers were slight detractors, posting negative returns for the period, though their overall sector weight was small. Finally, the SWAP positions contributed 5.1% to the performance of the Portfolio during the annual period ended November 30, 2019.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA RELATIVE VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio -Class S	49.9%
Highland/iBoxx Senior Loan ETF	4.4%
VanEck Vectors Emerging Markets High Yield Bond ETF	4.2%
Kellner Merger Fund - Institutional Class	3.4%
American Beacon Sound Point Floating Rate Income Fund - Class Y	3.0%
Invesco Global Short Term High Yield Bond ETF	2.5%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2.3%
Alerian MLP ETF	1.9%
Invesco S&P 500 BuyWrite ETF	1.9%
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	1.9%

*	Based on total net assets as of November 30, 2019.

Excludes short-term investments.

Portfolio Composition*

HFRI Relative Value (Total) Index: Investment Managers who maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types. Fixed income strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the investment manager. RV position may be involved in corporate transactions also, but as opposed to ED exposures, the investment thesis is predicated on realization of a pricing discrepancy between related securities, as opposed to the outcome of the corporate transaction.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA TOTAL HEDGE PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended November 30, 2019
	One Year:	Inception:
	11/30/18 – 11/30/19	6/30/17 – 11/30/19*
Class A
With Sales Charge	0.11%	0.81%
Without Sales Charge	6.25%	3.31%
Class C
With Sales Charge	4.44%	2.61%
Without Sales Charge	5.44%	2.61%
Class I	6.54%	3.58%
Class S	6.73%	3.70%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 3.62%, 4.14% and 3.24% for the A, C and I Classes, respectively, and May 31, 2019 Supplement is 3.12% for class S. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49% and 1.49% for the A, C and I classes, respectively, and to ensure the total net operating expense ratio does not exceed 1.12% for Class S throughout March 31, 2021.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of investment strategies offered by private funds. The private fund investment strategies the returns of which the Portfolio will seek to outperform include “hedged equity,” “event driven,” “macro,” and “relative value” strategies. A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. Macro based strategies aim to exploit macro-economic imbalances across the globe. Relative value strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity, event driven, macro and relative value strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

The annual period was marked by rallies in risky asset classes with some US equity markets hitting all-time highs. The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed little sign of concern at the start of 2019, as the rally continued straight up. However, the bond market gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. The rally in US equity markets continued through Q2, supported by improving economic data and investor sentiment about negotiations with China over trade tariffs. Some trends in the US economy diverged in the second half of the year from pressure of a slowing global economy, weaker than expected corporate earnings growth, and the US-China trade war. Additionally, there was a notable shift in the equity market, with the large cap sector outperforming the small cap sector and value stocks generally outperforming their growth counterparts.

As investor risk appetite returned and the Federal Reserve cut rates, the interest-rate-sensitive global real estate sector rallied. Additionally, the broad commodity market rallied to start the year, but fizzled during the second half of the year. The US yield curve flattened dramatically in August, before reverting to end the period at nearly the same level it started the period. Overall, though, rates dropped.

For the period, the Hedge Fund sector provided solid risk-adjusted performance. Each of the major strategy types within the sector provided positive returns. Equity Hedge and Macro managers benefitted the most from strong equity markets and profitable macroeconomic trends. Finally, the SWAP position contributed 0.8% to the performance of the Portfolio during the annual period ended November 30, 2019.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA TOTAL HEDGE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio - Class S	26.7%
iShares Micro-Cap ETF	3.2%
Kellner Merger Fund - Institutional Class	2.9%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2.8%
Invesco Global Short Term High Yield Bond ETF	2.6%
SPDR Bloomberg Barclays High Yield Bond ETF	2.5%
Merger Fund - Investor Class	2.5%
iShares Russell Mid-Cap Growth ETF	2.1%
SPDR Bloomberg Barclays Convertible Securities ETF	2.0%
Vanguard Total International Bond ETF	1.9%

*	Based on total net assets as of November 30, 2019.

Excludes short-term investments.

Portfolio Composition*

The HFRI Fund Weighted Composite Index is a global, equal-weighted index of appx. 1,900 single-manager funds that report to HFR Database. Constituent funds report monthly net of all fees performance in US Dollar and have a minimum of $50 Million under management or a twelve (12) month track record of active performance. The HFRI Fund Weighted Composite Index does not include Funds of Hedge Funds.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide a high level of risk-adjusted current income and capital appreciation.

Total Aggregate Return for the Period Ended November 30, 2019
	One Year:	Inception:
	11/30/18 – 11/30/19	8/21/18 – 11/30/19*
Class A
With Sales Charge	2.33%	3.09%
Without Sales Charge	8.57%	7.99%
Class C
With Sales Charge	5.29%	6.20%
Without Sales Charge	6.29%	6.20%
Class I	6.97%	6.65%
Class S	7.36%	7.04%

*	Inception date is August 14, 2018. Start of performance is August 21, 2018.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 29, 2019, is 2.19%, 3.02% and 2.02% for the A, C and I Classes, respectively, and May 31, 2019 Supplement is 1.88% for class S. The Portfolio’s Manager has contractually agreed to waive its fees and/or absorb expenses (excluding certain expenses) of the Portfolio through March 31, 2020, to ensure the total net operating expense ratio does not exceed 1.74%, 2.49% and 1.49% for the A, C and I classes, respectively, and to ensure the total net operating expense ratio does not exceed 1.12% for Class S throughout March 31, 2021

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objectives, under normal conditions, by investing at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes in structured credit securities, and in other investments that have economic characteristics similar to such securities. Structured credit securities include, but are not limited to, mortgage backed-securities (“MBS”), including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); asset-backed securities (“ABS”); collateralized mortgage obligations (“CMOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized debt obligations (“CDOs”); mortgage derivatives such as stripped RMBS and inverse floaters; and other securitized assets. The use of inverse floaters by the Portfolio creates effective leverage.

The Portfolio’s investments in RMBS may include agency and nonagency RMBS, including to-be -announced MBS (“TBA”), and non-U.S. dollar denominated RMBS. The Portfolio’s investments in CMOs may include whole loan CMOs backed by prime, Alt-A, and subprime collateral. The Sub-Adviser considers prime loans to represent borrowers with good to excellent credit; the Sub -Adviser considers subprime loans to represent borrowers with a higher risk of default than loans to prime borrowers and therefore carry higher interest rates; and the Sub-Adviser considers Alt-A loans to represent borrowers with a credit risk profile between that of prime and subprime loans. The Portfolio may invest without limit in securitizations backed by loans and expects that most Alt-A and subprime securitizations in which the Portfolio intends to invest will be composed entirely of such loans. The Portfolio’s investments in ABS include ABS backed by student loans, auto loans, or nontraditional collateral such as single family rentals and aircraft leases.

The Portfolio concentrates its investments (i.e., invests more than 25% of its net assets) in RMBS, CMBS, and other mortgage-related securities (such as CMOs), and treats such investments as investments in a group of industries. The Portfolio may also invest in corporate bonds and other fixed income securities. The Portfolio seeks to minimize interest rate risk by maintaining a short to intermediate average portfolio duration (i.e., within a zero to three (0 to 3) year range), as calculated by the Sub-Adviser, although the Portfolio’s average duration may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Portfolio seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Portfolio may invest. In addition, the Sub-Adviser manages the liquidity of the Portfolio’s holdings at both the individual security level and the portfolio level, using a proprietary technique that attempts to optimize the tradeoff between the yield and liquidity of the portfolio.

In pursuing its objective, the Portfolio may sell securities short from time to time, predominately in conjunction with long positions with similar characteristics for the purposes of hedging or managing interest rate or credit spread risk, or occasionally for exploiting relative value differences between two securities, not for predicting the overall direction of the market. The Portfolio may also employ TBA for these short selling activities. TBA sales are forward-settling sales of agency MBS where the underlying pools of mortgage loans are not known at the time of the original transaction, but are announced just before settlement based on a “cheapest-to-deliver” algorithm. The Portfolio may invest in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps and swaptions). The Portfolio may invest in such instruments, without limitation, for hedging purposes designed to manage interest rate, credit spread and other risks.

The Portfolio may invest without limit in debt securities that are rated below investment grade (also known as “junk bonds”). The Portfolio does not have a target allocation to investment grade or below investment grade securities, but may invest a significant portion of its assets in nonagency RMBS, which are below investment grade securities. The Sub-Adviser defines investment grade securities as those that are rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), for example, or are rated investment grade by any other Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, determined by the Sub-Adviser to be of comparable quality.

The Portfolio may invest a significant portion of its assets in Rule 144A securities, as a significant portion of current issuance in the ABS and MBS markets are Rule 144A securities. Rule 144A securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”) and can be traded only among large institutional buyers and sellers, including the Portfolio, that meet the requirements of Rule 144A.

The Portfolio employs a value style investing approach that seeks to invest in securities providing undervalued cash flows within markets the Sub-Adviser deems inefficient. When investing Portfolio assets in all types of securities, the Sub-Adviser analyzes their expected future cash flows based on collateral composition and expected performance, deal structure including credit enhancement, state variables such as interest shortfalls and servicer advances and other factors in order to project expected return parameters such as yield and average life. The Sub-Adviser employs a comprehensive risk management process tailored to the securities held in the Portfolio that considers systematic risk, cash flow risk and liquidity risk of the securities.

The Sub-Adviser, using a proprietary quantitative analysis model, projects security cash flows and values such cash flows at what it deems to be the appropriate discount rate based on price discovery resulting from relatively active trading and publicly available pricing information. The Sub-Adviser’s proprietary quantitative analysis model to evaluate RMBS securities considers borrower and servicer behavior in projecting, at the loan-level, prepayment and default probability, default severity, and other factors affecting the cash flows of the security, which are then analyzed not only to identify undervalued securities, but also to stress test the credit risk of those securities. The Sub-Adviser considers selling securities when such securities have reached their price/valuation targets. The Sub-Adviser may also consider selling securities when the Sub-Adviser believes securities have become overvalued and replacing them with securities the Sub-Adviser believes to be undervalued to seek to offer the Portfolio better relative value and performance expectations. The Sub-Adviser may also sell and replace securities as necessary to rebalance and align the portfolio with its overall risk parameter targets.

PORTFOLIO ADVISER COMMENTARY

2019 will go down in the history books as a year of asset reflation with most risky and risk-free assets posting positive returns. Following December 2018’s unfortunate rate hike that helped drive a year-end sell-off, the Federal Reserve rapidly reversed its course in 2019 by adopting a much more accommodative monetary stance that was punctuated by a lowering of the target rate three times. Treasury rates responded to the monetary easing, trade related tensions, and $15 trillion of negatively yielding assets in the developed world by staging a significant rally in August. The yield curve flattened in 2019 after briefly inverting over the summer. Long duration assets did well. Risk assets shook off recessionary fears and trade-related volatility to post outsized returns in 2019. With the US economy expanding in 2019, credit spreads tightened significantly. Corporate yields are approaching all time record lows following the rally in Treasury rates and spread contraction. For 2019, both Investment Grade (IG) and High Yield (HY) posted double-digit absolute returns. The Agency Mortgage Backed Security sector, hampered by negative convexity, posted more modest returns compared to Corporates with absolute performance of 6.35% and excess return of 54bp vs similar duration Treasuries in 2019.

Structured Credit sectors generally performed well in 2019. The Legacy Residential Mortgage Backed Security (RMBS) sector continued its strong performance underpinned primarily by its carry. Among Legacy sectors there was a clear preference for fixed-rate coupons and long spread duration assets as many investors shied away from floating rate securities and continued to bet on further spread compression. Long spread duration subprime mezzanine tranches were once again the best performers among Legacy RMBS securities. New issue Non-Agency RMBS sectors continued to benefit from positive technicals and strong fundamentals. While home price appreciation has moderated in 2019, net issuance was limited to around $30 billion driven primarily by Agency Credit Risk Transfer (CRT), Non-Qualified Mortgage and Jumbo Prime deals. While Commercial Mortgage Backed Securities (CMBS) new issue fixed-rate tranches underperformed similar duration IG Corporates, the CMBS credit curve continued to flatten. Collateralized Loan Obligations were one of the few sectors that saw marginal spread widening in 2019 on the back of supply concerns, preference for fixed-rate coupons, and collateral credit deterioration/rating downgrades.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Bayview Commercial Asset Trust 2007-3 2.05%, 07/25/2037	4.8%
Ready Capital Mortgage Trust 2019-5 5.64%, 02/25/2052	3.9%
Cascade MH Asset Trust 2019-MH1 5.99%, 11/01/2044	2.7%
Z Capital Credit Partners CLO 2019-1 Ltd. 7.51%, 07/15/2031	2.7%
Z Capital Credit Partners CLO 2018-1 Ltd. 4.45%, 01/16/2031	2.7%
Deerpath Capital CLO 2018-1 Ltd. 5.50%, 01/15/2031	2.7%
Morgan Stanley 0.71%, 04/30/2030	2.5%
Morgan Stanley 3.90%, 09/27/2028	2.0%
Security National Mortgage Loan Trust 2005-2 6.21%, 02/25/2036	2.0%
Bayview Commercial Asset Trust 2007-3 2.05%, 07/25/2037	2.0%

*	Based on total net assets as of November 30, 2019.

Excludes short-term investments.

Portfolio Composition*

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investmen-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULE OF INVESTMENTS
JAMES ALPHA EHS PORTFOLIO
November 30, 2019

Shares		Value
	COMMON STOCK - 1.0%
	BIOTECHNOLOGY - 1.0%
3,729	Pacific Biosciences of California, Inc. *	$19,167

	TOTAL COMMON STOCK (Cost - $26,327)	19,167

	EXCHANGE TRADED FUNDS - 59.3%
	BONDS - 0.3%
22	iShares JP Morgan USD Emerging Markets Bond ETF	2,467
167	WisdomTree Interest Rate Hedged High Yield Bond	3,822
		6,289
	EQUITY FUNDS - 18.9%
117	AdvisorShares STAR Global Buy-Write ETF	3,944
339	Invesco S&P 500 Equal Weight ETF	38,351
655	Invesco S&P 500 Pure Value ETF	44,547
1,200	iShares Micro-Cap ETF	113,532
19	iShares Russell 1000 ETF	3,313
291	iShares Russell 1000 Growth ETF	49,886
58	iShares Russell 1000 Value ETF	7,777
26	iShares Russell 2000 ETF	4,206
26	iShares Russell 2000 Growth ETF	5,459
26	iShares Russell 2000 Value ETF	3,253
623	iShares Russell Mid-Cap Growth ETF	94,104
10	iShares Russell Mid-Cap Value ETF	926
		369,298
	INTERNATIONAL FUNDS - 21.4%
216	Columbia India Consumer ETF	9,056
62	Global X MSCI Nigeria ETF	838
1,858	Invesco China Small Cap ETF	45,168
46	iShares China Large-Cap ETF	1,883
2,254	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	17,884
371	iShares Edge MSCI International Momentum Factor ETF	11,289
234	iShares Latin America 40 ETF	7,376
236	iShares MSCI Brazil ETF	10,023
745	iShares MSCI EAFE ETF	50,794
368	iShares MSCI Frontier 100 ETF	10,757
79	iShares MSCI Germany Small-Cap ETF	4,498
628	iShares MSCI India Small-Cap ETF	22,759
104	iShares MSCI Indonesia ETF	2,499
72	iShares MSCI Ireland ETF	3,241
275	iShares MSCI Japan ETF	16,343
19	iShares MSCI Japan Small-Cap ETF	1,441
60	iShares MSCI Peru ETF	2,061
177	iShares MSCI Philippines ETF	6,011
7	iShares MSCI Poland ETF	147
43	iShares MSCI South Korea ETF	2,514
77	iShares MSCI Taiwan ETF	3,038
18	iShares MSCI Thailand ETF	1,574
201	iShares MSCI United Kingdom Small-Cap ETF	8,356
42	SPDR EURO STOXX 50 ETF	1,668
368	SPDR S&P Emerging Asia Pacific ETF	36,220
277	VanEck Vectors Africa Index ETF	5,684
374	VanEck Vectors Brazil Small-Cap ETF	8,953
23	VanEck Vectors India Small-Cap Index ETF	759
21	VanEck Vectors Israel ETF	745
332	VanEck Vectors Russia ETF	8,054
69	VanEck Vectors Russia Small-Cap ETF	2,422
268	VanEck Vectors Vietnam ETF	4,272
377	Vanguard FTSE Emerging Markets ETF	15,857
540	Vanguard Total World Stock ETF	42,595
129	WisdomTree Emerging Markets SmallCap Dividend Fund	5,858
41	WisdomTree Europe SmallCap Dividend Fund	2,488
255	WisdomTree Japan Hedged SmallCap Equity Fund	10,915
570	WisdomTree Middle East Dividend Fund	11,029
773	Xtrackers Harvest CSI 300 China A-Shares ETF	21,319
		418,388
	PREFERRED FUND - 1.0%
1,071	Invesco Financial Preferred ETF	19,953

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EHS PORTFOLIO
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 59.3% (Continued)
	SECTOR FUNDS - 17.7%
236	Alerian MLP ETF	$1,848
741	AlphaClone Alternative Alpha ETF	43,119
253	Consumer Discretionary Select Sector SPDR Fund	30,980
6	Energy Select Sector SPDR Fund	353
74	First Trust Dow Jones Internet Index Fund *	10,191
789	First Trust Financial AlphaDEX Fund	26,234
496	Global X MSCI China Consumer Discretionary ETF	8,754
89	Invesco China Real Estate ETF	2,325
66	Invesco DB Agriculture Fund	1,066
19	Invesco DWA Consumer Cyclicals Momentum ETF	1,031
166	Invesco DWA Healthcare Momentum ETF *	14,950
54	Invesco S&P SmallCap Energy ETF	332
13	Invesco S&P SmallCap Health Care ETF *	1,684
5	Invesco S&P SmallCap Utilities	256
9	Invesco Water Resources ETF	338
65	iShares Core S&P/TSX Capped Composite Index ETF	1,333
167	iShares Expanded Tech-Software Sector ETF	38,743
19	iShares Global Timber & Forestry ETF	1,232
269	iShares Nasdaq Biotechnology ETF	32,186
71	iShares Silver Trust *	1,130
24	iShares STOXX Europe 600 Utilities UCITS ETF DE	902
29	iShares U.S. Consumer Services ETF	6,541
50	iShares U.S. Healthcare Providers ETF	9,743
27	iShares US Pharmaceuticals ETF	4,086
208	KraneShares CSI China Internet ETF	9,693
31	Materials Select Sector SPDR Fund	1,861
24	ProShares Short VIX Short-Term Futures ETF *	1,513
1,225	SPDR Bloomberg Barclays Convertible Securities ETF	67,008
17	SPDR Gold Shares *	2,344
58	SPDR S&P Oil & Gas Exploration & Production ETF	1,181
200	SPDR S&P Regional Banking ETF	11,244
30	VanEck Vectors Junior Gold Miners ETF	1,145
23	VanEck Vectors Low Carbon Energy ETF	1,598
5	VanEck Vectors Rare Earth/Strategic Metals ETF	63
31	VanEck Vectors Semiconductor ETF	4,120
607	VanEck Vectors Unconventional Oil & Gas ETF	5,930
		347,057

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,192,714)	1,160,985

	OPEN ENDED FUNDS - 35.4%
	BOND FUNDS - 35.4%
13,667	American Beacon Sound Point Floating Rate Income - Class Y	130,110
53,507	James Alpha Structured Credit Value Portfolio - Class S ^	562,357
	TOTAL OPEN ENDED FUNDS (Cost - $693,388)	692,467

	SHORT-TERM INVESTMENTS - 3.2%
62,815	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^^
	(Cost - $62,815)	62,815

	TOTAL INVESTMENTS - 98.9% (Cost - $1,975,244)	$1,935,434

	OTHER ASSETS LESS LIABILITIES - 1.1%	20,750

	NET ASSETS - 100.0%	$1,956,184

ETF - Exchange Traded Fund

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EHS PORTFOLIO
November 30, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Euro	12/27/2019	BNY	26,399	$29,166	$(139)
Japanese Yen	12/27/2019	BNY	1,288,758	11,795	(84)
Mexican Peso	12/27/2019	BNY	33,970	1,736	(29)
				$42,697	$(252)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Australian Dollar	12/27/2019	BNY	(4,137)	$(2,800)	$19
British Pound	12/27/2019	BNY	(45,257)	(58,608)	113
Canadian Dollar	12/27/2019	BNY	(1,816)	(1,368)	5
				$(62,776)	$137

Total Unrealized Depreciation On Forward Currency Contracts					$(115)

*	BNY - Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
JAMES ALPHA EVENT DRIVEN PORTFOLIO
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 34.4%
	BONDS - 17.4%
21,519	High Yield ETF	$713,706
11,326	Invesco Global Short Term High Yield Bond ETF	257,553
459	iShares Barclays USD Asia High Yield Bond Index ETF	4,870
68	iShares JP Morgan USD Emerging Markets Bond ETF	7,624
3,486	SPDR Barclays Euro High Yield Bond UCITS ETF	222,095
3,966	VanEck Vectors Emerging Markets High Yield Bond ETF	93,042
222	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	7,315
		1,306,205
	EQUITY FUNDS - 1.0%
502	iShares Micro-Cap ETF	47,494
138	iShares Russell 2000 ETF	22,324
43	iShares Russell Mid-Cap Value ETF	3,980
		73,798
	INTERNATIONAL FUNDS - 3.7%
1,842	Global X MSCI Argentina ETF	43,582
432	Invesco China Small Cap ETF	10,502
13	iShares China Large-Cap ETF	532
212	iShares Latin America 40 ETF	6,682
459	iShares MSCI Brazil ETF	19,494
38	iShares MSCI Canada ETF	1,126
111	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	881
241	iShares MSCI Emerging Markets ETF	10,252
110	VanEck Vectors Brazil Small-Cap ETF	2,633
1,185	VanEck Vectors Russia ETF	28,748
1,088	VanEck Vectors Russia Small-Cap ETF	38,185
448	Vanguard Total World Stock ETF	35,338
1,710	WisdomTree Japan Hedged SmallCap Equity Fund	73,197
310	Xtrackers Harvest CSI 300 China A-Shares ETF	8,550
		279,702
	PREFERRED FUND - 0.1%
576	Invesco Financial Preferred ETF	10,731

	SECTOR FUNDS - 12.2%
3,268	Alerian Energy Infrastructure ETF	62,827
513	AlphaClone Alternative Alpha ETF	29,851
7	Consumer Discretionary Select Sector SPDR Fund	857
36	First Trust Financial AlphaDEX Fund	1,197
3,549	Global X Uranium ETF	38,400
579	Invesco DWA Energy Momentum ETF	14,720
254	Invesco KBW Property & Casualty ETF	18,052
21,875	Invesco S&P SmallCap Energy ETF	134,531
12,107	IQ Merger Arbitrage ETF *	397,897
7	IQ US Real Estate Small Cap ETF	184
225	iShares 7-10 Year Treasury Bond ETF	25,103
568	iShares Commodities Select Strategy ETF	18,140
458	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	15,948
648	KraneShares CSI China Internet ETF	30,197
26	ProShares Merger ETF	990
296	SPDR Bloomberg Barclays Convertible Securities ETF	16,191
2	SPDR Dow Jones Global Real Estate ETF	105
9	SPDR S&P Insurance ETF	320
356	SPDR S&P Regional Banking ETF	20,014
1,486	SPDR S&P Retail ETF	66,395
217	Vanguard Real Estate ETF	20,196
		912,115

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,706,436)	2,582,551

	EXCHANGE TRADED NOTE - 0.1%
	BONDS - 0.1%
760	iPath US Treasury 10-year Bear ETN *	8,763
	TOTAL EXCHANGE TRADED NOTE (Cost - $8,201)	8,763

	OPEN ENDED FUNDS - 57.2%
	BOND FUND - 13.2%
94,231	James Alpha Structured Credit Value Portfolio - Class S ^	990,373

	EVENT DRIVEN FUNDS - 44.0%
124,433	Kellner Merger Fund - Institutional Class	1,399,866
110,149	Merger Fund - Investor Class	1,902,268
		3,302,134

	TOTAL OPEN ENDED FUNDS (Cost - $4,182,081)	4,292,507

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
November 30, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 1.6%
121,035	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^^ (Cost - $121,035)	121,035

	TOTAL INVESTMENTS - 93.3% (Cost - $7,017,753)	$7,004,856

	OTHER ASSETS LESS LIABILITIES - 6.7%	505,442

	NET ASSETS - 100.0%	$7,510,298

ETF - Exchange Traded Fund

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

OPEN RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	Appreciation
149,234	MSCI AC World Daily Total Return	136	Goldman Sachs	6/24/2020	Pay	2.1346	$5,564
126,941	MSCI AC World Daily Total Return	116	Goldman Sachs	6/24/2020	Pay	2.1346	4,749
91,923	MSCI AC World Daily Total Return	84	Goldman Sachs	6/24/2020	Pay	2.1346	3,432
78,772	Russell 2000 Total Return Index	10	Goldman Sachs	6/24/2020	Pay	1.7849	—
204,808	Russell 2000 Total Return Index	26	Goldman Sachs	6/24/2020	Pay	1.7849	—
135,052	S&P 500 Total Return Index	22	Goldman Sachs	6/22/2020	Pay	1.9023	—
							$13,745

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

Notional				Expiration	Pay/Receive		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	Appreciation
2,368,224	Goldman Sachs HY Synthetic Corporate 5Y Total Return	14,317	Goldman Sachs	2/5/2020	Pay	2.1044	$28,951
216,212	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,307	Goldman Sachs	2/5/2020	Pay	2.1044	2,617
241,924	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,463	Goldman Sachs	2/5/2020	Pay	2.1044	2,877
							$34,445

#	Variable rate is Libor plus 0.11% - 0.32%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
November 30, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	12/27/2019	BNY	4,795,432	43,890	(313)
				$43,890	$(313)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Australian Dollar	12/27/2019	BNY	(30,032)	$(20,328)	$140
Canadian Dollar	12/27/2019	BNY	(145,076)	(109,255)	401
Euro	12/27/2019	BNY	(384,868)	(425,208)	2,027
Mexican Peso	12/27/2019	BNY	(198,830)	(10,160)	168
				$(564,951)	$2,736

Total Unrealized Appreciation On Forward Currency Contracts					$2,423

*	BNY - Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
JAMES ALPHA FAMILY OFFICE PORTFOLIO
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 91.4%
	BONDS - 22.9%
13,094	Invesco Global Short Term High Yield Bond ETF	$297,758
823	iShares 7-10 Year Treasury Bond ETF	91,822
326	iShares Core U.S. Aggregate Bond ETF	36,792
49	iShares JP Morgan USD Emerging Markets Bond ETF	5,494
4,971	PIMCO Active Bond Exchange-Traded Fund	539,701
3,253	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	331,025
664	SPDR Blackstone / GSO Senior Loan ETF	30,697
2	SPDR Bloomberg Barclays High Yield Bond ETF	217
6,163	Vanguard Total Bond Market ETF	519,479
1,376	Vanguard Total International Bond ETF	80,028
		1,933,013
	EQUITY FUNDS - 34.4%
6,616	First Trust Dow Jones Select Microcap Index Fund	317,634
2,286	Invesco FTSE RAFI US 1000 ETF	283,075
5,096	Invesco S&P 500 Equal Weight ETF	576,510
2,640	iShares Edge MSCI Min Vol USA ETF	171,178
1,544	iShares Edge MSCI USA Momentum Factor ETF	191,410
5,879	iShares Edge MSCI USA Quality Factor ETF	579,963
578	iShares Micro-Cap ETF	54,685
1,375	SPDR S&P 500 ETF Trust	432,176
1,509	SPDR S&P 600 Small CapETF	106,581
1,458	Vanguard Russell 2000 ETF	189,613
		2,902,825
	INTERNATIONAL FUNDS - 26.3%
34,233	Invesco Global Listed Private Equity ETF	429,282
4,953	iShares Edge MSCI Min Vol Emerging Markets ETF	282,519
5,999	iShares Edge MSCI Min Vol Global ETF	572,604
5,403	SPDR S&P International Small Cap ETF	168,706
31	Vanguard FTSE All World ex-US Small-Cap ETF	3,334
5,004	Vanguard FTSE All-World ex-US ETF	261,009
3,606	Vanguard FTSE Emerging Markets ETF	151,668
2	Vanguard Total International Stock ETF	108
2,635	Vanguard Total World Stock ETF	207,849
2,118	WisdomTree International SmallCap Dividend Fund	144,359
		2,221,438
	SECTOR FUNDS - 7.8%
192	FlexShares Quality Dividend Index Fund	9,151
918	Invesco DWA Momentum ETF	58,225
1,801	iShares U.S. Real Estate ETF	167,853
1,193	SPDR Dow Jones International Real Estate ETF	48,436
3,040	VanEck Vectors Natural Resource ETF	109,481
764	Vanguard Real Estate ETF	71,106
1,233	Vanguard Total Stock Market ETF	197,305
		661,557

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,371,922)	7,718,833

	EXCHANGE TRADED NOTES - 1.4%
	COMMODITIES - 1.4%
5,423	iPath Bloomberg Commodity Index Total Return ETN *
	(Cost - $116,754)	117,462

	OPEN ENDED FUNDS - 5.2%
	SECTOR FUNDS - 5.2%
32,837	Leland Thomson Reuters Private Equity Index Fund - Class I (Cost - $410,184)	439,807

	SHORT-TERM INVESTMENTS - 2.1%
174,024	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^
	(Cost - $174,024)	174,024

	TOTAL INVESTMENTS - 100.1% (Cost - $8,072,884)	$8,450,126

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(9,691)

	NET ASSETS - 100.0%	$8,440,435

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
JAMES ALPHA RELATIVE VALUE PORTFOLIO
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 33.5%
	BONDS - 24.0%
1,783	FinEx Tradable Russian Corporate Bonds UCITS ETF *	$21,663
3,896	High Yield ETF	129,216
17,516	Highland/iBoxx Senior Loan ETF	304,516
7,811	Invesco Global Short Term High Yield Bond ETF	177,622
3,758	Invesco Senior Loan ETF	84,405
62	iShares 20+ Year Treasury Bond ETF	8,706
151	iShares 7-10 Year Treasury Bond ETF	16,847
6,868	iShares Barclays USD Asia High Yield Bond Index ETF	72,869
271	iShares Core U.S. Aggregate Bond ETF	30,585
10	iShares National Muni Bond ETF	1,141
1,545	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	157,219
2,494	SPDR Blackstone / GSO Senior Loan ETF	115,298
32	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	2,039
599	SPDR Bloomberg Barclays High Yield Bond ETF	64,896
250	SPDR Doubleline Total Return Tactical ETF	12,247
2,267	SPDR Nuveen S&P High Yield Municipal Bond ETF	134,161
12,366	VanEck Vectors Emerging Markets High Yield Bond ETF	290,106
2	VanEck Vectors International High Yield Bond ETF	50
1,496	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	49,293
11	Vanguard Mortgage-Backed Securities ETF	586
		1,673,465
	EQUITY FUNDS - 2.8%
1,533	AdvisorShares STAR Global Buy-Write ETF	51,677
316	First Trust BICK Index Fund	8,647
6,006	Invesco S&P 500 BuyWrite ETF	134,474
		194,798
	INTERNATIONAL FUNDS - 0.6%
42	First Trust Emerging Markets AlphaDEX Fund	1,024
341	iShares Latin America 40 ETF	10,748
311	VanEck Vectors Brazil Small-Cap ETF	7,445
276	Vanguard Total World Stock ETF	21,771
		40,988
	PREFERRED FUNDS - 0.3%
618	iShares Preferred & Income Securities ETF	22,990

	SECTOR FUNDS - 5.8%
943	Alerian Energy Infrastructure ETF	18,129
17,332	Alerian MLP ETF	135,710
180	Energy Select Sector SPDR Fund	10,600
370	Invesco Variable Rate Preferred ETF	9,502
54	iShares Mortgage Real Estate ETF	2,371
1,476	iShares S&P GSCI Commodity Indexed Trust *	22,479
1,884	iShares STOXX Europe 600 Insurance UCITS ETF DE	65,601
2,245	SPDR Bloomberg Barclays Convertible Securities ETF	122,802
154	SPDR S&P Insurance ETF	5,467
333	VanEck Vectors Mortgage REIT Income ETF	7,932
67	Vanguard Real Estate ETF	6,236
		406,829

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,402,784)	2,339,070

	OPEN ENDED FUNDS - 56.3%
	BOND FUNDS - 52.9%
22,184	American Beacon Sound Point Floating Rate Income - Class Y	211,195
331,218	James Alpha Structured Credit Value Portfolio - Class S ^	3,481,099
		3,692,294
	EVENT DRIVEN FUND - 3.4%
21,134	Kellner Merger Fund - Institutional Class	237,761

	TOTAL OPEN ENDED FUNDS (Cost - $3,823,601)	3,930,055

	SHORT-TERM INVESTMENTS - 4.7%
323,759	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^^
	(Cost - $323,759)	323,759

	TOTAL INVESTMENTS - 94.5% (Cost - $6,550,144)	$6,592,884

	OTHER ASSETS LESS LIABILITIES - 5.5%	385,703

	NET ASSETS - 100.0%	$6,978,587

ETF - Exchange Traded Fund

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
November 30, 2019

	OPEN RETURN SWAPS - 0.0%
							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
46,889	MSCI AC World Daily Total Return Gross Index	42	Goldman Sachs	2/25/2020	Pay	1.7743	$—
11,128	MSCI AC World Daily Total Return Gross Index	10	Goldman Sachs	2/25/2020	Pay	1.7743	—
85,942	S&P 500 Total Return Index	14	Goldman Sachs	6/22/2020	Pay	1.9023	—
							$—

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
2,943,916	Goldman Sachs HY Synthetic Corporate 5Y Total Return	17,797	Goldman Sachs	2/5/2020	Pay	2.1044	35,990
							$35,990

#	Variable rate is Libor plus 0.11% - 0.32%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
November 30, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	12/27/2019	BNY	1,523,103	13,940	$(100)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Euro	12/27/2019	BNY	(94,106)	$(103,970)	$496

Total Unrealized Appreciation On Forward Currency Contracts					$396

*	BNY - Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
JAMES ALPHA TOTAL HEDGE PORTFOLIO
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 59.5%
	BONDS - 21.4%
225	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *	$6,476
583	FinEx Tradable Russian Corporate Bonds UCITS ETF *	7,083
4,638	High Yield ETF	153,825
9,245	Highland/iBoxx Senior Loan ETF	160,724
12,302	Invesco Global Short Term High Yield Bond ETF	279,747
1,491	Invesco Senior Loan ETF	33,488
388	iShares 7-10 Year Treasury Bond ETF	43,289
9,285	iShares Barclays USD Asia High Yield Bond Index ETF	98,514
226	iShares Core U.S. Aggregate Bond ETF	25,506
197	iShares Floating Rate Bond ETF	10,045
1,498	iShares iBoxx High Yield Corporate Bond ETF	130,236
494	iShares JP Morgan USD Emerging Markets Bond ETF	55,387
3,001	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	305,382
12	ProShares Merger ETF	457
1,703	SPDR Blackstone / GSO Senior Loan ETF	78,730
783	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	49,885
2,527	SPDR Bloomberg Barclays High Yield Bond ETF	273,775
932	SPDR Doubleline Total Return Tactical ETF	45,659
945	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	55,925
5,372	VanEck Vectors Emerging Markets High Yield Bond ETF	126,027
2,697	VanEck Vectors International High Yield Bond ETF	66,838
568	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	18,716
3,528	Vanguard Total International Bond ETF	205,188
579	WisdomTree Emerging Markets Local Debt Fund	20,138
1,916	WisdomTree Interest Rate Hedged High Yield Bond Fund	43,857
		2,294,897
	EQUITY FUNDS - 11.1%
488	AdvisorShares STAR Global Buy-Write ETF	16,450
275	Global X S&P 500 Covered Call ETF	13,802
2,179	Invesco S&P 500 BuyWrite ETF	48,788
1,435	Invesco S&P 500 Equal Weight ETF	162,342
1,829	Invesco S&P 500 Pure Value ETF	124,390
3,661	iShares Micro-Cap ETF	346,367
40	iShares Russell 1000 ETF	6,976
812	iShares Russell 1000 Growth ETF	139,201
151	iShares Russell 1000 Value ETF	20,246
329	iShares Russell 2000 ETF	53,222
79	iShares Russell 2000 Growth ETF	16,588
97	iShares Russell 2000 Value ETF	12,137
1,513	iShares Russell Mid-Cap Growth ETF	228,539
33	iShares Russell Mid-Cap Value ETF	3,054
25	iShares S&P Mid-Cap 400 Growth ETF	5,829
		1,197,931
	INTERNATIONAL FUNDS - 13.3%
604	Columbia India Consumer ETF	25,323
411	Global X MSCI Argentina ETF	9,724
174	Global X MSCI Nigeria ETF	2,352
4,981	Invesco China Small Cap ETF	121,088
131	iShares China Large-Cap ETF	5,363
8	iShares Currency Hedged MSCI EAFE ETF	249
6,293	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	49,931
1,035	iShares Edge MSCI International Momentum Factor ETF	31,495
261	iShares EURO STOXX Mid UCITS ETF	17,697
887	iShares Latin America 40 ETF	27,958
1,263	iShares Morningstar Multi-Asset Income ETF	31,749
35	iShares MSCI All Country Asia ex Japan ETF	2,438
218	iShares MSCI Australia ETF	4,977
830	iShares MSCI Brazil ETF	35,250
7	iShares MSCI Canada ETF	207
2,369	iShares MSCI EAFE ETF	161,518
1,086	iShares MSCI Frontier 100 ETF	31,744
221	iShares MSCI Germany Small-Cap ETF	12,584
1,754	iShares MSCI India Small-Cap ETF	63,565
292	iShares MSCI Indonesia ETF	7,017
201	iShares MSCI Ireland ETF	9,049
990	iShares MSCI Japan ETF	58,836
223	iShares MSCI Japan Small-Cap ETF	16,911
174	iShares MSCI Peru ETF	5,977
493	iShares MSCI Philippines ETF	16,742
18	iShares MSCI Poland ETF	378
12	iShares MSCI South Africa ETF	595

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 59.5% (Continued)
	INTERNATIONAL FUNDS - 13.3% (Continued)
121	iShares MSCI South Korea ETF	$7,075
223	iShares MSCI Taiwan ETF	8,797
49	iShares MSCI Thailand ETF	4,285
8	iShares MSCI UAE ETF	110
9	iShares MSCI United Kingdom ETF	296
561	iShares MSCI United Kingdom Small-Cap ETF	23,321
518	SPDR EURO STOXX 50 ETF	20,575
1,026	SPDR S&P Emerging Asia Pacific ETF	100,983
801	VanEck Vectors Africa Index ETF	16,437
1,150	VanEck Vectors Brazil Small-Cap ETF	27,529
63	VanEck Vectors India Small-Cap Index ETF	2,079
68	VanEck Vectors Israel ETF	2,411
1,137	VanEck Vectors Russia ETF	27,584
368	VanEck Vectors Russia Small-Cap ETF	12,915
747	VanEck Vectors Vietnam ETF	11,907
1,243	Vanguard FTSE Emerging Markets ETF	52,281
2,466	Vanguard Total World Stock ETF	194,518
97	WBI BullBear Rising Income 1000 ETF	2,680
359	WisdomTree Emerging Markets SmallCap Dividend Fund	16,302
180	WisdomTree Europe SmallCap Dividend Fund	10,921
83	WisdomTree International SmallCap Dividend Fund	5,657
859	WisdomTree Japan Hedged SmallCap Equity Fund	36,770
1,876	WisdomTree Middle East Dividend Fund	36,301
2,216	Xtrackers Harvest CSI 300 China A-Shares ETF	61,117
		1,433,568
	PREFERRED FUNDS - 1.0%
1,316	Global X SuperIncome Preferred ETF	15,305
3,099	Invesco Financial Preferred ETF	57,734
114	Invesco Variable Rate Preferred ETF	2,928
726	iShares Preferred & Income Securities ETF	27,007
		102,974
	SECTOR FUNDS - 12.7%
6,531	Alerian MLP ETF	51,138
2,144	AlphaClone Alternative Alpha ETF	124,759
805	Cambria Etf Cambria Core Equity ETF	22,146
913	CI First Asset Active Utility & Infrastructure ETF	8,387
707	Consumer Discretionary Select Sector SPDR Fund	86,572
114	Energy Select Sector SPDR Fund	6,713
52	ETFMG Alternative Harvest ETF	898
207	First Trust Dow Jones Internet Index Fund *	28,508
2,370	First Trust Financial AlphaDEX Fund	78,803
1,385	Global X MSCI China Consumer Discretionary ETF	24,445
16	Global X Scientific Beta US ETF	554
869	Global X Uranium ETF	9,403
249	Invesco China Real Estate ETF	6,505
307	Invesco DB Agriculture Fund	4,958
53	Invesco DWA Consumer Cyclicals Momentum ETF	2,875
85	Invesco DWA Energy Momentum ETF	2,161
463	Invesco DWA Healthcare Momentum ETF *	41,698
32	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	508
1,855	Invesco S&P SmallCap Energy ETF	11,408
36	Invesco S&P SmallCap Health Care ETF *	4,662
9	Invesco S&P SmallCap Information Technology ETF	839
14	Invesco S&P SmallCap Utilities & Communication Services ETF	717
24	Invesco Water Resources ETF	901
1,355	IQ Merger Arbitrage ETF *	44,532
9	IQ US Real Estate Small Cap ETF	236
181	iShares Core S&P/TSX Capped Composite Index ETF	3,711
465	iShares Expanded Tech-Software Sector ETF	107,878
127	iShares Global Clean Energy ETF	1,397
52	iShares Global Timber & Forestry ETF	3,372
24	iShares MBS ETF	2,595
26	iShares Mortgage Real Estate ETF	1,142
740	iShares Nasdaq Biotechnology ETF	88,541
1	iShares National Muni Bond ETF	114
2,929	iShares S&P GSCI Commodity Indexed Trust *	44,609
1,821	iShares S&P/TSX Capped Materials Index ETF	19,440
34	iShares S&P/TSX Global Gold Index ETF	389
197	iShares Silver Trust *	3,136

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
November 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 59.5% (Continued)
	SECTOR FUNDS - 12.7% (Continued)
58	iShares STOXX Europe 600 Banks UCITS ETF DE	$878
196	iShares STOXX Europe 600 Basic Resources UCITS ETF DE	9,698
754	iShares STOXX Europe 600 Insurance UCITS ETF DE	26,254
59	iShares STOXX Europe 600 Utilities UCITS ETF DE	2,217
80	iShares U.S. Consumer Services ETF	18,045
10	iShares U.S. Financial Services ETF	1,485
139	iShares U.S. Healthcare Providers ETF	27,087
7	iShares U.S. Medical Devices ETF	1,819
75	iShares US Pharmaceuticals ETF	11,350
685	KraneShares CSI China Internet ETF	31,921
87	Materials Select Sector SPDR Fund	5,223
68	ProShares Short VIX Short-Term Futures ETF *	4,287
4,024	SPDR Bloomberg Barclays Convertible Securities ETF	220,113
1	SPDR Dow Jones Global Real Estate ETF	52
312	SPDR Gold Shares *	43,012
175	SPDR S&P Insurance ETF	6,213
300	SPDR S&P Metals & Mining ETF	8,298
163	SPDR S&P Oil & Gas Exploration & Production ETF	3,319
609	SPDR S&P Regional Banking ETF	34,238
176	SPDR S&P Retail ETF	7,864
98	United States Commodity Index Fund *	3,432
719	United States Natural Gas Fund LP *	12,820
93	VanEck Vectors Junior Gold Miners ETF	3,548
63	VanEck Vectors Low Carbon Energy ETF	4,378
107	VanEck Vectors Mortgage REIT Income ETF	2,549
6	VanEck Vectors Rare Earth/Strategic Metals ETF	76
86	VanEck Vectors Semiconductor ETF	11,430
1,695	VanEck Vectors Unconventional Oil & Gas ETF	16,560
61	Vanguard Real Estate ETF	5,677
		1,364,493

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,460,564)	6,393,863

	EXCHANGE TRADED NOTES - 0.1%
	BOND FUND - 0.0%
184	iPath US Treasury 10-year Bear ETN *	2,122

	COMMODITY FUNDS - 0.0%
267	ETRACS CMCI Total Return ETN *	3,785
4	iPath Series B Bloomberg Coffee Subindex Total Return ETN *	154
16	iPath Series B Bloomberg Grains Subindex Total Return ETN *	706
		4,645
	EQUITY FUND - 0.1%
374	iPath Series B S&P 500 VIX Short-Term Futures ETN *	6,186

	TOTAL EXCHANGE TRADED NOTES (Cost - $14,651)	12,953

	OPEN ENDED FUNDS - 34.4%
	BOND FUND - 26.7%
273,194	James Alpha Structured Credit Value Portfolio - Class S ^	2,871,268

	EVENT DRIVEN FUNDS - 5.4%
27,475	Kellner Merger Fund - Institutional Class	309,092
15,435	Merger Fund - Investor Class	266,556
		575,648
	MANAGED FUTURES FUNDS - 2.3%
13,036	Altegris Futures Evolution Strategy Fund - Class I	120,188
14,870	AQR Managed Futures Strategy Fund - Class I *	125,204
		245,392
	TOTAL OPEN ENDED FUNDS (Cost - $3,613,329)	3,692,308

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
303,069	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^^
	(Cost - $303,069)	303,069

	TOTAL INVESTMENTS - 96.8% (Cost - $10,391,613)	$10,402,193

	OTHER ASSETS LESS LIABILITES - 3.2%	346,707

	NET ASSETS - 100.0%	$10,748,900

ETF - Exchange Traded Fund

LP - Limited Partnership

*	Non-income producing securities.

^	Affliliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
November 30, 2019

TOTAL RETURN SWAP - 0.7%

Unrealized Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 10,137, with a receivable rate of 1.85% The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,000,000)	$74,436
$74,436

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*

					Unrealized	Percentage of
Number of			Notional Value at		Appreciation /	Total Return
Contracts	Open Long Future Contracts	Counterparty	November 30, 2019	Expiration	(Depreciation)	Swap Unrealized
18	2 year Euro-Schatz Future	Deutsche Bank	2,177,336	12/6/2019	$5,498	7.39%
3	3 month Euro (EURIBOR)	Deutsche Bank	810,520	9/14/2020	330	0.44%
2	3 month Euro (EURIBOR)	Deutsche Bank	680,462	3/15/2021	379	0.51%
2	3 month Euro (EURIBOR)	Deutsche Bank	638,621	6/14/2021	173	0.23%
4	3 month Euro (EURIBOR)	Deutsche Bank	1,127,841	9/13/2021	712	0.96%
4	3 month Sterling	Deutsche Bank	714,423	3/18/2020	267	0.36%
4	3 month Sterling	Deutsche Bank	576,126	6/17/2020	303	0.41%
15	3 month Sterling	Deutsche Bank	2,371,873	9/16/2020	(921)	(1.24)%
4	3 month Sterling	Deutsche Bank	663,610	12/16/2020	125	0.17%
2	3 month Sterling	Deutsche Bank	329,093	3/17/2021	51	0.07%
4	3 month Sterling	Deutsche Bank	661,571	6/16/2021	181	0.24%
10	3 year Australian Treasury Bond Future	Deutsche Bank	817,718	12/16/2019	(686)	(0.92)%
3	10 year Italian Bond Future	Deutsche Bank	510,851	3/6/2020	(826)	(1.11)%
2	10 year US Treasury Notes Future	Deutsche Bank	321,239	3/20/2020	616	0.83%
5	90 Day Bank Accepted Bill Future	Deutsche Bank	835,588	3/12/2020	(416)	(0.56)%
8	90 Day Bank Accepted Bill Future	Deutsche Bank	1,273,471	6/11/2020	227	0.30%
3	90 Day Bank Accepted Bill Future	Deutsche Bank	552,158	9/10/2020	(243)	(0.33)%
1	DAX Index Future	Deutsche Bank	470,752	12/20/2019	12,220	16.42%
93	DJ EURO STOXX Banks Future	Deutsche Bank	479,141	12/20/2019	30,216	40.59%
12	EURO STOXX 50 Index Future	Deutsche Bank	505,519	12/20/2019	2,071	2.78%
3	Euro-BOBL Future	Deutsche Bank	384,631	12/6/2019	4,444	5.97%
6	Eurodollar	Deutsche Bank	1,487,038	9/14/2020	(356)	(0.48)%
6	Eurodollar	Deutsche Bank	1,437,123	9/13/2021	(760)	(1.02)%
4	Eurodollar	Deutsche Bank	984,548	9/19/2022	(615)	(0.83)%
5	FTSE 100 Index Future	Deutsche Bank	509,160	12/20/2019	1,174	1.58%
11	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	617,477	12/19/2019	41	0.06%
4	Nikkei 225 (JPY) Future	Deutsche Bank	410,709	12/12/2019	2,882	3.87%
3	Nikkei 225 Index	Deutsche Bank	347,253	12/12/2019	9,573	12.86%
3	S&P Canada 60 Index Future	Deutsche Bank	419,992	12/19/2019	8,968	12.05%
					75,628

					Unrealized	Percentage of
Number of			Notional Value at		Appreciation /	Total Return
Contracts	Open Short Future Contracts	Counterparty	November 30, 2019	Expiration	(Depreciation)	Swap Unrealized
(5)	3 month Euro (EURIBOR)	Deutsche Bank	1,520,388	6/15/2020	931	1.25%
(9)	5 year US Treasury Notes Future	Deutsche Bank	1,105,080	3/31/2020	2,640	3.55%
(0)	10 year Japanese Government Bond Future	Deutsche Bank	406,724	12/13/2019	280	0.38%
(8)	AUD/USD	Deutsche Bank	552,707	12/16/2019	4,949	6.65%
(9)	EUR/USD	Deutsche Bank	1,260,857	12/16/2019	1,628	2.19%
(2)	Euro-BUND Future	Deutsche Bank	331,854	12/6/2019	7,122	9.57%
(3)	Euro-BUND Future	Deutsche Bank	553,251	3/6/2020	303	0.41%
(7)	Eurodollar	Deutsche Bank	1,820,127	6/15/2020	830	1.12%
(5)	JPY/USD	Deutsche Bank	596,590	12/16/2019	9,537	12.81%
(3)	Nikkei 225 Future	Deutsche Bank	390,574	12/12/2019	(2,805)	(3.77)%
					25,415

	TOTAL FUTURES CONTRACTS				$101,043

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
November 30, 2019

PURCHASED CALL OPTIONS^*

						Percentage of
		Notional Value at			Unrealized	Total Return
Description	Counterparty	November 30, 2019	Expiration	Strike Price	Appreciation	Swap Unrealized
HKD/USD	Deutsche Bank	343,630	1/20/2020	7.98	45	0.06%
USD/EUR	Deutsche Bank	425,977	1/13/2020	1.16	26	0.03%
USD/EUR	Deutsche Bank	378,646	2/17/2020	1.15	250	0.34%
USD/EUR	Deutsche Bank	236,654	8/21/2020	1.20	563	0.76%
TOTAL PURCHASED OPTIONS					884

^	Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*

							Percentage of
Settlement					US Dollar	Unrealized	Total Return
Date	Units to Receive/Deliver	Counterparty	In Exchange For		Value	Appreciation	Swap Unrealized
To Buy:
12/20/2019 USD	404,551	Deutsche Bank	406,136	EUR	367,139	(1,102)	(1.48)%
12/20/2019 USD	181,740	Deutsche Bank	182,991	AUD	268,905	(1,113)	(1.50)%
Total Buys:						(2,215)
To Sell:
12/20/2019 MXN	551,156	Deutsche Bank	10,765,766	USD	551,156	(697)	(0.94)%
12/20/2019 JPY	421,523	Deutsche Bank	45,727,611	USD	421,523	3,620	4.86%
12/20/2019 CHF	393,883	Deutsche Bank	390,541	USD	393,883	2,852	3.83%
12/20/2019 CAD	260,365	Deutsche Bank	345,672	USD	260,365	209	0.28%
12/20/2019 NOK	243,102	Deutsche Bank	2,231,735	USD	243,102	(788)	(1.06)%
						5,197
TOTAL FOREIGN CURRENCY						2,982

All Other Investments						(30,473)
Total Unrealized Depreciation of Swap						$74,436

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreivations:	AUD - Australian Dollar	EUR - Euro	MXN - Mexican Peso
	CAD - Canadian Dollar	HKD - Hong Kong Dollar	NOK - Norwegian Krone
	CHF - Swiss Franc	JPY - Japanese Yen	NZD - New Zealand Dollar

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
November 30, 2019

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Japanese Yen	12/27/2019	BNY	4,484,023	$41,039	$(293)
Swiss Franc	12/27/2019	BNY	5,037	5,052	(62)
					$(355)

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	12/27/2019	BNY	(6,226)	$(4,214)	$29
British Pound	12/27/2019	BNY	(137,731)	(178,361)	342
Canadian Dollar	12/27/2019	BNY	(51,234)	(38,584)	141
Euro	12/27/2019	BNY	(8,153)	(9,008)	43
Mexican Peso	12/27/2019	BNY	(81,676)	(4,174)	69
				$(234,341)	$624

Total Unrealized Appreciation On Forward Currency Contracts					$269

*	BNY- Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
November 30, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 93.2%
	ASSET BACKED SECURITIES - 75.7%
$79,328	Adjustable Rate Mortgage Trust 2005-10 (b)		4.275	1/25/2036	$75,118
91,599	Alternative Loan Trust 1998-4 (d)		6.869	8/25/2028	94,995
132,326	Alternative Loan Trust 2004-28CB		6.000	1/25/2035	133,478
180,546	Alternative Loan Trust 2004-J8		7.000	8/25/2034	190,800
107,169	Alternative Loan Trust 2004-J11		7.250	8/25/2032	116,664
90,615	Alternative Loan Trust 2005-14 (a)	1 Month LIBOR + 0.21%	1.918	5/25/2035	87,314
251,464	Alternative Loan Trust 2005-6CB		5.500	4/25/2035	257,060
79,414	Alternative Loan Trust 2005-54CB		5.500	11/25/2035	75,746
58,555	Alternative Loan Trust 2005-J11		6.000	10/25/2035	44,455
95,668	Alternative Loan Trust 2005-J11		5.500	11/25/2035	80,673
107,569	Alternative Loan Trust 2006-40T1		6.000	12/25/2036	54,786
50,000	Alternative Loan Trust Resecuritization 2005-12R		6.000	11/25/2034	49,828
136,701	American Residential Home Equity Loan Trust 1998-1 (a)	1 Month LIBOR + 2.18%	3.883	5/25/2029	131,992
189,733	ARCap 2003-1 Resecuritization Trust (c)		7.110	8/20/2038	189,619
480,377	Aspen Funding I Ltd.		9.060	7/10/2037	499,366
74,939	Banc of America Funding 2005-E Trust (a)	COF 11 + 1.43%	2.557	6/20/2035	58,230
174,836	Banc of America Funding 2007-2 Trust		6.000	3/25/2037	38,909
29,722	Banc of America Mortgage 2002-L Trust (b)		3.115	12/25/2032	24,894
90,216	Bayview Commercial Asset Trust 2005-2 (a,c)	1 Month LIBOR + 1.15%	2.858	8/25/2035	85,701
771,209	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.34%	2.048	7/25/2037	736,034
1,878,778	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.50%	2.208	7/25/2037	1,776,321
50,000	Bayview Financial Acquisition Trust (d)		6.096	12/28/2036	50,965
9,169	Bear Stearns ALT-A Trust 2004-11 (b)		3.333	11/25/2034	9,044
13,090	Bear Stearns ARM Trust 2003-7 (b)		4.225	10/25/2033	13,453
500,000	Bellemeade Re 2019-2 Ltd. (a,c)	1 Month LIBOR + 3.10%	4.808	4/25/2029	508,969
254,110	Cascade Funding Mortgage Trust 2019-RM3 (b,c)		4.000	6/25/2069	237,535
1,000,000	Cascade MH Asset Trust 2019-MH1 (b,c)		5.985	11/1/2044	1,009,662
256,213	Chase Funding Loan Acquisition Trust Series 2004-AQ1 (a)	1 Month LIBOR + 2.93%	4.633	5/25/2034	267,727
156,106	Chase Mortgage Finance Trust Series 2004-S2		5.500	2/25/2034	159,221
367,750	Chase Mortgage Finance Trust Series 2007-S3		6.000	5/25/2037	201,202
654,750	Chase Mortgage Finance Trust Series 2007-S3		0.000	5/25/2037	138,969
181,239	CHL Mortgage Pass-Through Trust 2002-19		6.250	11/25/2032	183,537
121,742	CHL Mortgage Pass-Through Trust 2004-HYB5 (b)		3.910	4/20/2035	115,962
112,567	CHL Mortgage Pass-Through Trust 2004-J9		5.500	1/25/2035	115,590
185,134	CHL Mortgage Pass-Through Trust 2006-J1		6.000	2/25/2036	139,735
75,668	Citigroup Mortgage Loan Trust, Inc.		6.750	8/25/2034	82,001
110,433	CitiMortgage Alternative Loan Trust Series 2007-A6		6.000	6/25/2037	108,908
598,958	Credit Suisse First Boston Mortgage Securities Corp. (b)		7.191	1/25/2032	598,321
148,770	Credit Suisse First Boston Mortgage Securities Corp.		5.500	6/25/2033	152,771
569,149	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	604,410
189,716	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	201,436
192,772	Credit Suisse First Boston Mortgage Securities Corp. (a)	1 Month LIBOR + 0.65%	2.358	9/25/2035	149,742
19,779	Credit-Based Asset Servicing & Securitization LLC (d)		5.062	9/25/2032	20,583
279,834	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4		6.000	8/25/2034	291,899
80,165	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3		5.750	7/25/2035	82,227
39,235	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10		5.250	11/25/2020	31,154
129,006	CSFB Mortgage-Backed Trust Series 2004-7		5.250	11/25/2034	130,377
329,672	CSMC Trust 2007-5R		6.500	7/26/2036	152,620
1,000,000	Deerpath Capital CLO 2018-1 LTD. (a,c)	3 Month LIBOR + 3.50%	5.501	1/15/2031	995,441
204,590	Delta Funding Home Equity Loan Trust 1999-3 (d)		8.061	9/15/2029	208,176
295,000	EdLinc Student Loan Funding Trust 2012-1 (a,c)	1 Month LIBOR + 4.24%	5.948	11/26/2040	348,937
413,203	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.38%	2.080	2/27/2035	401,512
328,444	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.41%	2.109	2/27/2035	316,479
110,316	First Horizon Alternative Mortgage Securities Trust 2007-FA4		6.250	8/25/2037	83,245
15,191	Freddie Mac Structured Pass-Through Certificates (a)	1 Month LIBOR + 0.13%	1.838	8/25/2031	15,135
17,386	Freddie Mac Structured Pass-Through Certificates (a)	12 Month TA + 1.40%	3.790	7/25/2044	17,820
200,000	GC FTPYME Pastor 4 FTA (a)	3 Month EURO + 2.40%	1.982	7/15/2045	89,730
173,080	GE Capital Mortgage Services Inc 1999-HE1 Trust (b)		6.700	4/25/2029	181,539
34,115	GMACM Mortgage Loan Trust 2005-AR3 (b)		4.304	6/19/2035	34,262
255,462	GSMPS Mortgage Loan Trust 2004-4 (c)		7.500	6/25/2034	280,081
53,482	GSMPS Mortgage Loan Trust 2005-RP2 (a,c)	1 Month LIBOR + 0.35%	2.058	3/25/2035	50,052
186,894	GSR Mortgage Loan Trust 2004-13F		4.250	11/25/2034	191,681
37,197	GSR Mortgage Loan Trust 2005-8F		6.000	11/25/2035	27,393
119,695	GSR Mortgage Loan Trust 2005-AR1 (b)		3.571	1/25/2035	119,519
6,877	GSR Mortgage Loan Trust 2005-AR3 (a)	1 Month LIBOR + 0.44%	2.148	5/25/2035	6,811
50,738	GSR Mortgage Loan Trust 2005-AR6 (b)		4.505	9/25/2035	51,845
500,000	Harvest Commercial Capital Loan Trust 2019-1 (b,c)		5.730	11/25/2031	500,000
85,000	HomeBanc Mortgage Trust 2005-3 (a)	1 Month LIBOR + 0.51%	2.218	7/25/2035	85,401
255,749	HSI Asset Loan Obligation Trust 2007-1		6.500	6/25/2037	148,888
168,299	Impac CMB Trust Series 2003-2F (d)		6.570	1/25/2033	171,536
72,254	Impac CMB Trust Series 2004-7 (a)	1 Month LIBOR + 1.80%	3.508	11/25/2034	73,523

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
November 30, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 93.2% (Continued)
	ASSET BACKED SECURITIES - 75.7% (Continued)
$71,913	IndyMac INDX Mortgage Loan Trust 2005-AR15 (b)		3.820	9/25/2035	$67,677
282,168	JP Morgan Alternative Loan Trust (a)	1 Month LIBOR + 7.15%	5.442	12/25/2035	96,936
128,833	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 (a,c)	1 Month LIBOR + 3.75%	5.515	5/15/2028	126,757
76,110	JP Morgan Mortgage Trust 2005-A7 (b)		4.110	10/25/2035	78,713
40,107	JP Morgan Mortgage Trust 2006-A4 (b)		4.438	6/25/2036	35,960
40,992	MASTR Adjustable Rate Mortgages Trust 2003-2 (b)		4.612	7/25/2033	41,377
51,910	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		3.964	12/25/2033	51,383
296,965	MASTR Adjustable Rate Mortgages Trust 2005-7 (b)		3.865	9/25/2035	217,692
46,797	MASTR Adjustable Rate Mortgages Trust 2007-2 (a)	1 Month LIBOR + 0.15%	1.858	3/25/2047	45,596
74,148	MASTR Alternative Loan Trust 2003-7		6.500	12/25/2033	77,716
64,860	MASTR Alternative Loan Trust 2004-7		6.000	6/25/2034	67,072
92,858	MASTR Alternative Loan Trust 2007-1		0.000	10/25/2036	61,974
33,943	MASTR Asset Securitization Trust 2004-1		5.500	2/25/2034	33,960
205,906	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (b,c)		2.766	10/20/2029	181,906
123,464	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (b,c)		2.766	10/20/2029	93,298
43,222	Merrill Lynch Mortgage Investors Trust Series 2003-A6 (b)		4.036	9/25/2033	42,607
101,353	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-2 (b)		4.173	5/25/2036	101,143
39,019	Morgan Stanley Dean Witter Capital I Inc Trust 2003-HYB1 (b)		3.837	3/25/2033	39,287
67,066	Morgan Stanley Mortgage Loan Trust 2004-8AR (b)		4.375	10/25/2034	69,829
127,032	Morgan Stanley Mortgage Loan Trust 2005-10		6.000	12/25/2035	99,127
39,795	Morgan Stanley Mortgage Loan Trust 2006-8AR (b)		4.269	6/25/2036	38,908
359,265	MortgageIT Trust 2004-2 (a)	1 Month LIBOR + 3.23%	4.933	12/25/2034	368,259
238,050	Nomura Asset Acceptance Corp. 2004-R1 A2 (c)		7.500	3/25/2034	243,897
148,617	Nomura Asset Acceptance Corp. 2007-1 1A3 (d)		5.957	3/25/2047	156,209
23,537	Option One Mortgage Accep Corp. Asset Back Certs Ser 2003-4 (a)	1 Month LIBOR + 2.48%	4.183	7/25/2033	24,761
62,241	Option One Mortgage Loan Trust 2002-3 (a)	1 Month LIBOR + 0.50%	2.208	8/25/2032	61,845
500,000	Peaks CLO 2 Ltd. (a,c)	3 Month LIBOR + 3.60%	5.566	7/20/2031	491,417
48,585	PHEAA Student Loan Trust 2015-1 (a,c)	1 Month LIBOR + 0.60%	2.308	10/25/2041	47,486
20,184	PHH Mortgage Trust Series 2008-CIM1 (a)	1 Month LIBOR + 2.25%	4.031	5/25/2038	20,844
31,884	RALI Series 2004-QS16 Trust		5.000	12/25/2019	31,887
112,136	RALI Series 2005-QA12 Trust (b)		4.859	12/25/2035	73,110
446,945	RAMP Series 2004-RS2 Trust (d)		5.590	2/25/2034	463,819
300,236	RBSGC Structured Trust 2008-A (c)		5.500	11/25/2035	293,988
109,174	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	113,711
211,498	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	201,097
1,500,000	Ready Capital Mortgage Trust 2019-5 (b,c)		5.639	2/25/2052	1,453,541
500,000	ReadyCap Commercial Mortgage Trust 2019-6 (b,c)		4.931	10/25/2052	491,905
340,846	Resecuritization Pass-Through Trust 2005-8R		6.000	10/25/2034	349,625
69,698	Residential Asset Securitization Trust 2004-A3		5.250	6/25/2034	69,822
1	RFMSI Series 2003-S11 Trust		5.000	6/25/2055	—
626	RFMSI Series 2006-SA2 Trust (b)		5.319	8/25/2036	606
15,136	Ryland Mortgage Securities Corp. (b)		0.000	4/29/2030	11,447
65,940	Saxon Asset Securities Trust 2001-2 (d)		7.170	3/25/2029	70,888
320,430	Saxon Asset Securities Trust 2003-3 (d)		4.668	12/25/2033	325,339
500,000	Seasoned Credit Risk Transfer Trust Series 2019-1 (b,c)		4.750	7/25/2058	500,901
711,555	Security National Mortgage Loan Trust 2005-2 (b,c)		6.213	2/25/2036	738,200
35,841	Sequoia Mortgage Trust 2004-8 (a)	1 Month LIBOR + 0.70%	2.424	9/20/2034	35,631
74,674	Sequoia Mortgage Trust 2004-10 (a)	1 Month LIBOR + 0.62%	2.344	11/20/2034	74,385
113,730	Sequoia Mortgage Trust 2005-2 (a)	1 Month LIBOR + 0.22%	1.944	3/20/2035	112,295
40,000	SLM Student Loan Trust 2012-7 (a)	1 Month LIBOR + 1.80%	3.508	9/25/2043	38,649
213,328	Southern Pacific Secured Asset Corp.		7.320	5/25/2027	213,013
50,896	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 (b)		4.136	7/25/2035	40,719
56,954	Structured Asset Securities Corp. (a)	1 Month LIBOR + 0.78%	2.811	12/25/2033	50,896
114,464	Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1		3.450	2/25/2032	111,535
731,454	Terwin Mortgage Trust 2004-1HE (a,c)	1 Month LIBOR + 2.48%	4.183	2/25/2034	678,107
664,918	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (b)		5.637	6/25/2033	678,460
117,106	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 Trust (b)		4.251	3/25/2036	115,186
81,713	WaMu Mortgage Pass-Through Certificates Series 2006-AR11 Trust (a)	COF 11 + 1.50%	2.655	9/2/2046	84,016
116,027	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust		5.750	2/25/2033	118,575
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd. (a,c)	3 Month LIBOR + 2.45%	4.451	1/16/2031	1,001,717
1,000,000	Z Capital Credit Partners CLO 2019-1 Ltd. (a,c)	3 Month LIBOR + 5.25%	7.509	7/15/2031	1,003,074
500,000	Zais Clo 13 Ltd. (a,c)	3 Month LIBOR + 4.52%	6.599	7/15/2032	470,224
	TOTAL ASSET BACKED SECURITIES				28,059,013

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
November 30, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 93.2% (Continued)
	BANKS - 17.5%
$500,000	Argentine Republic Government International Bond		7.1250	6/28/2117	$205,467
150,000	Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	10.0000	12/26/2028	150,525
115,000	Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	8.5000	10/31/2038	109,871
615,000	Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	12.0000	11/21/2038	597,841
277,000	Credit Suisse AG (a)	(8*(USISDA30-USISDA02))	2.8560	2/27/2030	199,440
204,000	Jefferies Group LLC (a)	(9*(USISDA10-USISDA02))	8.0000	8/31/2037	174,420
25,000	Morgan Stanley		8.0000	3/21/2027	26,250
299,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	0.2100	8/30/2028	226,119
173,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	0.2100	8/30/2028	131,696
1,000,000	Morgan Stanley (a)	(8*(USISDA30-USISDA05))	3.8960	9/27/2028	742,500
398,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.9450	10/15/2028	299,495
1,209,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	0.7050	4/30/2030	915,817
177,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	0.7500	5/29/2030	129,210
142,000	Morgan Stanley (a)	(8*(USISDA30-USISDA02))	0.5640	7/31/2030	100,642
220,000	Morgan Stanley (a)	(8.5*(USISDA30-USISDA02))	3.1620	8/19/2030	152,350
216,000	Morgan Stanley (a)	(8*(USISDA30-USISDA02))	2.2590	8/31/2030	149,850
151,000	Morgan Stanley (a)	(7*(USISDA30-USISDA02))	1.8900	10/30/2030	105,700
39,000	Morgan Stanley		8.5000	5/31/2031	41,145
114,000	Morgan Stanley		8.5000	7/29/2031	119,415
288,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	0.2440	2/28/2034	180,360
370,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.3500	6/30/2034	232,638
70,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	0.8900	10/8/2034	45,063
196,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.2900	11/28/2034	125,930
204,000	Morgan Stanley (a)	(4.5*(USISDA30-USISDA02))	0.3173	12/31/2034	131,580
202,000	Morgan Stanley (a)	(5*(USISDA30-USISDA02))	1.2900	2/27/2035	129,280
209,000	Morgan Stanley (a)	(9*(USISDA30-USISDA02))	9.0000	4/30/2035	219,189
134,000	Morgan Stanley (a)	(9*(USISDA30-USISDA02))	8.0000	12/23/2035	137,183
132,000	Morgan Stanley (a)	(10*(USISDA30-USISDA02))	2.5300	2/29/2036	90,090
45,000	Morgan Stanley Finance LLC (a)	(10*(USISDA30-USISDA02))	9.0000	6/30/2036	30,994
65,000	Morgan Stanley Finance LLC (a)	(15*(USISDA30-USISDA02))	3.7950	7/29/2036	52,975
304,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	8/31/2036	252,700
309,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	11/29/2036	257,629
50,000	Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	1/31/2037	41,500
					6,504,864

	TOTAL BONDS AND NOTES (Cost - $33,852,642)				34,563,877

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.0%
47,433	Freddie Mac REMICS (a)	1 Month LIBOR + 6.39%	4.6246	11/15/2037	5,792
57,111	Freddie Mac REMICS (a)	1 Month LIBOR + 6.18%	4.4146	2/15/2038	5,923
203,943	Government National Mortgage Association (b)		0.9442	4/16/2053	5,605
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,470)				17,320

Shares
	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUND - 6.2%
2,284,796	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.59% ^				2,284,796
	TOTAL SHORT-TERM INVESTMENTS (Cost -$2,284,796)

	TOTAL INVESTMENTS - 99.4% (Cost - $36,152,908)				$36,865,993

	OTHER ASSETS LESS LIABILITIES - 0.6%				228,324

	NET ASSETS - 100.0%				$37,094,317

^	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2019.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2019.

(b)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at November 30, 2019.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2019, these securities amounted to $15,567,569 or 42.0% of net assets.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of November 30, 2019.

COF - Cost of Funds

LIBOR - London Interbank offered rate

TA - Treasury Average Index

USISDA02 - 2 Year Swap

USISDA10 - 10 Year Swap

USISDA30 - 30 Year Swap

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2019

	James Alpha		James Alpha		James Alpha	James Alpha		James Alpha	James Alpha
	EHS		Event Driven		Family Office	Relative Value		Total Hedge	Structured Credit
	Portfolio		Portfolio		Portfolio	Portfolio		Portfolio	Value Portfolio

Assets:
Investments in Affiliates, at cost	$551,669		$973,276		$—	$3,366,344		$2,792,939	$—
Investments in Unaffiliated securities, at cost	1,423,575		6,044,477		8,072,884	3,183,800		7,598,674	36,152,908
Total Investments, at cost	$1,975,244		$7,017,753		$8,072,884	$6,550,144		$10,391,613	$36,152,908

Investments in Affiliates, at value	$562,357		$990,373		$—	$3,481,099		$2,871,268	$—
Investments in Unaffiliated securities, at value	1,373,077		6,014,483		8,450,126	3,111,785		7,530,925	36,865,993
Total Investments, at value	$1,935,434		$7,004,856		$8,450,126	$6,592,884		$10,402,193	$36,865,993
Cash	—		—		—	—		—	518,726
Foreign Cash ($0, $0, $0, $0, $0 and $35,504)	—		—		—	—		—	35,010
Deposit in collateral account for Swaps	—		440,000		—	320,000		280,601	—
Unrealized appreciation on swaps	—		48,190		—	35,990		74,436	—
Unrealized appreciation on forward currency exchange contracts	137		2,736		—	496		624	—
Receivable for securities sold	—		—		—	—		—	—
Receivable for open swaps			16,576		—	4,561		—
Receivable for fund shares sold	—		—		154	14,850		556	390
Interest and dividends receivable	976		—		328	1,440		894	168,209
Receivable from manager	21,397		5,180		3,886	8,238		820	—
Prepaid expenses and other assets	8,522		9,210		9,498	10,540		9,708	52,960
Total Assets	1,966,466		7,526,748		8,463,992	6,988,999		10,769,832	37,641,288

Liabilities:
Payable for securities purchased	—		—		—	—		—	505,125
Cash Overdraft ($0, $17, $0, $0, $3 and $0)	—		17		—	—		3	—
Interest Payable	—		521		—	—		—	—
Custody fees payable	1,836		2,570		3,922	338		4,560	542
Administration fees payable	2,033		1,794		3,159	852		2,066	1,669
Supervisory fee payable	1,254		1,254		1,332	1,254		1,332	1,250
Unrealized depreciation on forward currency exchange contracts	252		313		—	100		355	—
Payable to manager	—		—		—	—		—	4,424
Trustee fees payable	181		198		431	321		361	741
Payable for distribution (12b-1) fees	9		—		144	—		102	1,233
Compliance officer fees payable	14		—		12	15		—	—
Accrued expenses and other liabilities	4,703		9,783		14,557	7,532		12,153	31,987
Total Liabilities	10,282		16,450		23,557	10,412		20,932	546,971

Net Assets	$1,956,184		$7,510,298		$8,440,435	$6,978,587		$10,748,900	$37,094,317

Net Assets:
Par value of shares of beneficial interest	$1,878		$6,955		$7,735	$6,410		$10,231	$35,320
Paid in capital	2,130,938		7,077,410		8,456,246	6,395,245		10,707,243	35,262,097
Accumulated earnings (loss)	(176,632)		425,933		(23,546)	576,932		31,426	1,796,900
Net Assets	$1,956,184		$7,510,298		$8,440,435	$6,978,587		$10,748,900	$37,094,317

Net Asset Value Per Share
Class A
Net Assets	$11		$11		$286,234	$11		$46,976	$434,813
Shares of beneficial interest outstanding	1		1		26,550	1		4,492	40,730
Net asset value	$10.40	(a)	$10.76	(a)	$10.78	$10.84	(a)	$10.46	$10.68
Offering price per share (maximum sales charge of 5.75%)	$11.03		$11.42		$11.44	$11.50		$11.10	$11.33

Class C
Net Assets	$5,730		$11		$106,665	$11		$41,448	$1,468,344
Shares of beneficial interest outstanding	556		1		9,973	1		3,993	140,540
Net asset value/offering price per share	$10.31		$10.76	(a)	$10.70	$10.84	(a)	$10.38	$10.45

Class I
Net Assets	$225,835		$440,566		$628,965	$277,011		$5,095,188	$4,982,261
Shares of beneficial interest outstanding	21,725		40,950		58,150	25,559		485,579	476,307
Net asset value/offering price per share	$10.40		$10.76		$10.82	$10.84		$10.49	$10.46

Class S
Net Assets	$1,724,608		$7,069,710		$7,418,571	$6,701,554		$5,565,288	$30,208,899
Shares of beneficial interest outstanding	$165,527		$654,578		$678,874	$615,438		$528,996	$2,874,396
Net asset value/offering price per share	$10.42		$10.80		$10.93	$10.89		$10.52	$10.51

(a)	Doesn’t recalculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For Year Ended November 30, 2019

	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha
	EHS	Event Driven	Family Office	Relative Value	Total Hedge	Structured Credit
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Value Portfolio
Investment Income:
Dividend income	$73,895	$256,315	$285,286	$163,417	$302,712	$—
Interest income	6,857	10,803	4,288	4,800	11,016	2,059,252
Dividend income from Affiliates	17,593	42,637	—	152,429	80,596	—
Less: Foreign withholding taxes	(23)	—	—	—	—	—
Total Investment Income	98,322	309,755	289,574	320,646	394,324	2,059,252

Operating Expenses:
Management fees	31,215	93,514	121,420	81,282	118,958	470,347
Custodian fees	16,005	12,379	12,763	11,628	35,872	16,708
Administration fees	11,538	19,319	21,349	16,420	27,479	101,027
Supervisory fees	15,002	15,002	15,001	15,002	15,002	23,191
Registration fees	31,511	31,033	32,767	30,074	34,225	26,411
Printing and postage expense	4,118	7,964	11,318	9,510	11,363	26,652
Shareholder servicing fee	5,279	18,724	20,355	17,037	15,761	32,667
Legal fees	622	17,896	10,239	16,496	19,628	16,586
Audit fees	3,419	17,955	14,959	11,848	8,245	24,452
Trustees’ fees	495	1,404	1,661	1,284	1,938	8,429
Distribution (12b-1) fees
Class A Shares	—	—	472	—	117	539
Class C Shares	55	—	1,102	—	403	7,592
Compliance officer fees	613	1,584	1,867	1,433	2,081	6,853
Insurance expense	93	220	250	180	264	608
Interest expenses	270	454	—	521	3,863	250
Miscellaneous expenses	4,714	5,687	5,248	5,853	6,445	6,566
Total Operating Expenses	124,949	243,135	270,771	218,568	301,644	768,878

Less: Expenses waived	(63,980)	(71,807)	(69,096)	(68,594)	(94,545)	(194,708)
Waived management fees - Class S	(18,242)	(47,433)	(64,397)	(42,051)	(37,358)	(109,255)
Total Waivers	(82,222)	(119,240)	(133,493)	(110,645)	(131,903)	(303,963)

Net Operating Expenses	42,727	123,895	137,278	107,923	169,741	464,915

Net Investment Income	55,595	185,860	152,296	212,723	224,583	1,594,337

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(106,051)	27,138	7,502	(86,940)	(106,003)	688,178
Distribution of realized gain (loss) by underlying investment companies	2,175	14,838	6,740	(14,404)	4,387	—
Affiliated Investments	5,391	9,461	—	91,074	—	—
Swaps	—	300,660	—	299,358	(4,514)	—
Net realized gain (loss)	(98,485)	352,097	14,242	289,088	(106,130)	688,178

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency translations	205,725	93,992	539,126	96,154	453,836	494,885
Affiliated Investments	10,688	19,258	—	60,471	78,329	—
Swaps	—	128,658	—	112,698	93,175	—
Net change in unrealized appreciation (depreciation)	216,413	241,908	539,126	269,323	625,340	494,885
Net Realized and Unrealized Gain/(Loss) on investments	117,928	594,005	553,368	558,411	519,210	1,183,063

Net Increase (Decrease) in Net Assets Resulting From Operations	$173,523	$779,865	$705,664	$771,134	$743,793	$2,777,400

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha EHS Portfolio				James Alpha Event Driven Portfolio				James Alpha Family Office Portfolio

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	November 30, 2019		November 30, 2018		November 30, 2019		November 30, 2018		November 30, 2019	November 30, 2018
Operations:
Net investment income (loss)	$55,595		$47,411		$185,860		$166,826		$152,296	$170,624
Net realized gain (loss) on investments	(98,485)		138,791		352,097		(48,869)		14,242	(412,437)
Net change in unrealized appreciation (depreciation) on investments	216,413		(289,004)		241,908		(217,992)		539,126	(256,814)
Net increase (decrease) in net assets resulting from operations	173,523		(102,802)		779,865		(100,035)		705,664	(498,627)

Distributions to Shareholders:
Total Distributions:
Class I	(11,238)		(1,688)		(4,718)		(1,358)		(4,827)	(1,084)
Class A	(0	) *	(0	) *	(0	) *	(0	) *	(1,345)	(14)
Class C	(239)		(41)		(0	) *	(0	) *	(1,866)	(233)
Class S	(275,436)		(23,007)		(231,112)		(44,932)		(299,154)	(30,977)
Total Dividends and Distributions to Shareholders	(286,913)		(24,736)		(235,830)		(46,290)		(307,192)	(32,308)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	11,678		—		229,788		—		391,077	9,750
Class A	1,000		—		—		—		220,477	64,443
Class C	—		5,529		—		—		6,000	45,400
Class S	983,229		7,048,757		3,977,140		11,875,979		2,784,438	13,755,223
Reinvestment of dividends and distributions
Class I	11,238		1,688		4,718		1,358		4,827	1,084
Class A	0	*	0	*	0	*	0	*	1,345	15
Class C	239		41		0	*	0	*	1,866	233
Class S	229,438		21,508		192,888		40,503		260,420	27,482
Redemption fee proceeds
Class I	—		—		1		—		1	—
Class A	—		—		—		—		0 *	—
Class C	—		—		—		—		0 *	—
Class S	—		—		20		—		21	—
Cost of shares redeemed
Class I	(8,049)		—		(20,194)		—		(15,376)	—
Class A	(997)		—		—		—		(15,970)	—
Class C	—		—		—		—		(32,950)	(13,200)
Class S	(4,670,990)		(4,317,064)		(7,970,440)		(7,222,275)		(9,833,227)	(4,284,948)
Net increase in net assets from share transactions of beneficial interest	(3,443,214)		2,760,459		(3,586,079)		4,695,565		(6,227,051)	9,605,482

Total Increase (Decrease) in Net Assets	(3,556,604)		2,632,921		(3,042,044)		4,549,240		(5,828,579)	9,074,547

Net Assets:
Beginning of period	5,512,788		2,879,867		10,552,342		6,003,102		14,269,014	5,194,467
End of period	$1,956,184		$5,512,788		$7,510,298		$10,552,342		$8,440,435	$14,269,014

*	Less than $1.00.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Relative Value Portfolio				James Alpha Total Hedge Portfolio		James Alpha Structured Credit Value Portfolio

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2019		November 30, 2018		November 30, 2019	November 30, 2018	November 30, 2019	November 30, 2018 (c)
Operations:
Net investment income	$212,723		$238,874		$224,583	$124,212	$1,594,337	$188,160
Net realized gain (loss) on investments	289,088		1,236		(106,130)	56,069	688,178	37,341
Net change in unrealized appreciation (depreciation) on investments	269,323		(180,798)		625,340	(566,163)	494,885	217,666
Net increase (decrease) in net assets resulting from operations	771,134		59,312		743,793	(385,882)	2,777,400	443,167

Distributions to Shareholders:
Total Distributions:
Class I	(6,309)		(1,112)		(124,819)	(4,625)	(113,960)	—
Class A	(0	) *	(0	) *	(1,246)	(415)	(8,063)	—
Class C	(0	) *	(0	) *	(755)	(84)	(20,804)	—
Class S	(227,554)		(27,203)		(209,903)	(21,217)	(1,296,970)	—
Total Dividends and Distributions to Shareholders	(233,863)		(28,315)		(336,723)	(26,341)	(1,439,797)	—

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	62,118		—		335,333	4,143,792	4,468,360	1,000,010
Class A	—		—		—	—	856,611	18,813
Class C	—		—		—	25,000	1,665,103	10
Class S	2,898,615		11,410,822		3,450,366	10,586,216	16,332,003	40,502,869
Reinvestment of dividends and distributions
Class I	6,309		1,112		124,493	4,625	106,788	—
Class A	0	*	0	*	1,102	416	8,063	—
Class C	0	*	0	*	755	84	15,149	—
Class S	177,372		24,711		180,736	18,084	588,450	—
Redemption fee proceeds
Class I	—		—		—	—	68	155
Class A	—		—		—	—	1	—
Class C	—		—		—	—	0 *	—
Class S	7		—		—	—	1,134	16,695
Cost of shares redeemed
Class I	(11,666)		—		(77,574)	(1,903)	(689,083)	—
Class A	—		—		(5,773)	—	(449,663)	—
Class C	—		—		—	—	(228,555)	—
Class S	(6,553,341)		(5,915,187)		(6,512,550)	(3,859,063)	(22,548,069)	(6,351,365)
Net increase in net assets from share transactions of beneficial interest	(3,420,586)		5,521,458		(2,503,112)	10,917,251	126,360	35,187,187

Total Increase (Decrease) in Net Assets	(2,883,315)		5,552,455		(2,096,042)	10,505,028	1,463,963	35,630,354

Net Assets:
Beginning of period	9,861,902		4,309,447		12,844,942	2,339,914	35,630,354	—
End of period	$6,978,587		$9,861,902		$10,748,900	$12,844,942	$37,094,317	$35,630,354

(a)	James Alpha Structured Credit Value commenced operations on August 14, 2018.

*	Less than $1.00.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha EHS Portfolio
	Class A				Class C
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,		November 30,	November 30,	November 30,
	2019	2018	2017 (1)		2019	2018	2017 (1)

Net Asset Value, Beginning of Period	$10.37	$10.58	$10.00		$10.27	$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.11	0.08	0.01		0.03	0.00 **	(0.05)
Net realized and unrealized gain (loss)	0.47	(0.21)	0.57		0.46	(0.23)	0.63
Total from investment operations	0.58	(0.13)	0.58		0.49	(0.23)	0.58
Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.04)	—		(0.06)	(0.04)	—
Distributions from realized gains	(0.39)	(0.04)	—		(0.39)	(0.04)	—
Total dividends and distributions	(0.55)	(0.08)	—		(0.45)	(0.08)	—
Net Asset Value, End of Period	$10.40	$10.37	$10.58		$10.31	$10.27	$10.58
Total Return*	6.12%	(1.20)%	5.80%		5.09%	(2.22)%	5.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0 ***	$0 ***	$0	***	$6	$5	$0	***
Ratio of gross operating expenses to average net assets including interest expense (3)	4.36%	3.24%	24.52	% (5)	5.11%	3.96%	11.42	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	4.35%	3.24%	24.52	% (5)	5.10%	3.96%	11.42	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.75%	1.74%	1.74	% (5)	2.50%	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74%	1.74%	1.74	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	2.49%	0.74%	0.34	% (5)	0.35%	0.02%	(1.68	)% (5)
Portfolio Turnover Rate	143%	181%	125	% (4)	143%	181%	125	% (4)

	James Alpha EHS Portfolio
	Class I				Class S
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,		November 30,	November 30,	November 30,
	2019	2018	2017 (1)		2019	2018	2017 (1)

Net Asset Value, Beginning of Period	$10.37	$10.58	$10.00		$10.37	$10.59	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.13	0.11	0.00	**	0.19	0.10	0.00	**
Net realized and unrealized gain (loss)	0.45	(0.24)	0.58		0.41	(0.24)	0.59
Total from investment operations	0.58	(0.13)	0.58		0.60	(0.14)	0.59
Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.04)	—		(0.16)	(0.04)	—
Distributions from realized gains	(0.39)	(0.04)	—		(0.39)	(0.04)	—
Total dividends and distributions	(0.56)	(0.08)	—		(0.56)	(0.08)	—
Net Asset Value, End of Period	$10.40	$10.37	$10.58		$10.42	$10.37	$10.59
Total Return*	6.12%	(1.20)%	5.80%		6.32%	(1.30)%	5.90%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$226	$209	$212		$1,725	$5,298	$2,668
Ratio of gross operating expenses to average net assets including interest expense (3)	4.11%	2.99%	17.28	% (5)	4.01%	2.79%	7.83	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	4.10%	2.99%	17.28	% (5)	4.00%	2.79%	7.83	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.50%	1.49%	1.49	% (5)	1.36%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49%	1.49%	1.49	% (5)	1.35%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.35%	0.99%	0.12	% (5)	1.90%	0.90%	(0.15	)% (5)
Portfolio Turnover Rate	143%	181%	125	% (4)	143%	181%	125	% (4)

(1)	The Funds commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Event Driven Portfolio
	Class A				Class C
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,		November 30,	November 30,	November 30,
	2019	2018	2017 (1)		2019	2018	2017 (1)

Net Asset Value, Beginning of Period	$10.12	$10.26	$10.00		$10.12	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.09	0.13	0.03		0.08	0.14	(0.01)
Net realized and unrealized gain (loss)	0.78	(0.21)	0.23		0.79	(0.22)	0.27
Total from investment operations	0.87	(0.08)	0.26		0.87	(0.08)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.05)	—		(0.15)	(0.05)	—
Distributions from realized gains	(0.08)	(0.01)	—		(0.08)	(0.01)	—
Total dividends and distributions	(0.23)	(0.06)	—		(0.23)	(0.06)	—
Net Asset Value, End of Period	$10.76	$10.12	$10.26		$10.76	$10.12	$10.26
Total Return*	8.87%	(0.71)%	2.60%		8.87%	(0.71)%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0 **	$0 **	$0	**	$0 **	$0 **	$0	**
Ratio of gross operating expenses to average net assets including interest expense (3)	2.84%	2.39%	17.75	% (5)	3.59%	3.14%	5.80	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.84%	2.39%	17.75	% (5)	3.59%	3.14%	5.80	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.74%	1.74%	1.74	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74%	1.74%	1.74	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	0.85%	1.26%	1.03	% (5)	0.36%	1.36%	0.34	% (5)
Portfolio Turnover Rate	112%	221%	101	% (4)	112%	221%	101	% (4)

	James Alpha Event Driven Portfolio
	Class I				Class S
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,		November 30,	November 30,	November 30,
	2019	2018	2017 (1)		2019	2018	2017 (1)

Net Asset Value, Beginning of Period	$10.12	$10.26	$10.00		$10.14	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.12	0.13	0.03		0.20	0.15	0.03
Net realized and unrealized gain (loss)	0.75	(0.21)	0.23		0.69	(0.21)	0.23
Total from investment operations	0.87	(0.08)	0.26		0.89	(0.06)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.05)	—		(0.15)	(0.05)	—
Distributions from realized gains	(0.08)	(0.01)	—		(0.08)	(0.01)	—
Total dividends and distributions	(0.23)	(0.06)	—		(0.23)	(0.06)	—
Redemption Fees	0.00 ***	—	—		0.00 ***	—	—
Net Asset Value, End of Period	$10.76	$10.12	$10.26		$10.80	$10.14	$10.26
Total Return*	8.87%	(0.71)%	2.60%		9.06%	(0.51)%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$441	$204	$205		$7,070	$10,349	$5,798
Ratio of gross operating expenses to average net assets including interest expense (3)	2.59%	2.14%	11.16	% (5)	2.60%	2.11%	4.99	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.59%	2.14%	11.16	% (5)	2.60%	2.11%	4.99	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49%	1.49%	1.49	% (5)	1.32%	1.11%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49%	1.49%	1.49	% (5)	1.32%	1.11%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	1.15%	1.25%	1.05	% (5)	2.02%	1.50%	1.15	% (5)
Portfolio Turnover Rate	112%	221%	101	% (4)	112%	221%	101	% (4)

(1)	The Funds commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

***	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Family Office
	Class A					Class C
	For the	For the		For the		For the	For the		For the
	Year Ended	Year Ended		Period Ended		Year Ended	Year Ended		Period Ended
	November 30,	November 30,		November 30,		November 30,	November 30,		November 30,
	2019	2018		2017 (1)		2019	2018		2017 (1)

Net Asset Value, Beginning of Period	$10.16	$10.51		$10.00		$10.09	$10.50		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.06	0.04		(0.10)		0.03	(0.02)		(0.11)
Net realized and unrealized gain (loss)	0.77	(0.34)		0.61		0.73	(0.37)		0.61
Total from investment operations	0.83	(0.30)		0.51		0.76	(0.39)		0.50
Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.05)		—		(0.12)	(0.02)		—
Distributions from realized gains	(0.03)	(0.00	) **	—		(0.03)	(0.00	) **	—
Total dividends and distributions	(0.21)	(0.05)		—		(0.15)	(0.02)		—
Redemption Fees	0.00 **	—		—		0.00 **	—		—
Net Asset Value, End of Period	$10.78	$10.16		$10.51		$10.70	$10.09		$10.50
Total Return*	8.40%	(2.90)%		5.10%		7.68%	(3.68)%		5.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$286	$65		$3		$107	$126		$99
Ratio of gross operating expenses to average net assets (3)	2.99%	2.38%		3.85	% (5)	3.65%	3.26%		5.30	% (5)
Ratio of net operating expenses to average net assets (3)	1.74%	1.82%		2.75	% (5)	2.49%	2.83%		3.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	0.59%	0.38%		(2.23	)% (5)	0.39%	(0.15)%		(2.55	)% (5)
Portfolio Turnover Rate	86%	167%		75	% (4)	86%	167%		75	% (4)

	James Alpha Family Office
	Class I					Class S
	For the	For the		For the		For the	For the		For the
	Year Ended	Year Ended		Period Ended		Year Ended	Year Ended		Period Ended
	November 30,	November 30,		November 30,		November 30,	November 30,		November 30,
	2019	2018		2017 (1)		2019	2018		2017 (1)

Net Asset Value, Beginning of Period	$10.18	$10.52		$10.00		$10.27	$10.52		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.10	0.09		(0.03)		0.17	0.15		(0.07)
Net realized and unrealized gain (loss)	0.77	(0.38)		0.55		0.72	(0.35)		0.59
Total from investment operations	0.87	(0.29)		0.52		0.89	(0.20)		0.52
Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.05)		—		(0.20)	(0.05)		—
Distributions from realized gains	(0.03)	(0.00	) **	—		(0.03)	(0.00	) **	—
Total dividends and distributions	(0.23)	(0.05)		—		(0.23)	(0.05)		—
Redemption Fees	0.00 **	—		—		0.00 **	—		0.00	**
Net Asset Value, End of Period	$10.82	$10.18		$10.52		$10.93	$10.27		$10.52
Total Return*	8.81%	(2.74)%		5.20%		8.94%	(1.87)%		5.20%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$629	$214		$210		$7,419	$13,864		$4,882
Ratio of gross operating expenses to average net assets (3)	2.69%	2.23%		20.93	% (5)	2.66%	2.19%		4.06	% (5)
Ratio of net operating expenses to average net assets (3)	1.49%	1.82%		2.50	% (5)	1.33%	1.00%		2.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	0.92%	0.86%		(0.74	)% (5)	1.66%	1.40%		(1.49	)% (5)
Portfolio Turnover Rate	86%	167%		75	% (4)	86%	167%		75	% (4)

(1)	James Alpha Family Office commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Relative Value Portfolio
	Class A				Class C
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,		November 30,	November 30,	November 30,
	2019	2018	2017 (1)		2019	2018	2017 (1)

Net Asset Value, Beginning of Period	$10.15	$10.14	$10.00		$10.15	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.22	0.25	0.06		0.22	0.25	0.05
Net realized and unrealized gain (loss)	0.76	(0.18)	0.08		0.76	(0.18)	0.09
Total from investment operations	0.98	0.07	0.14		0.98	0.07	0.14
Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.06)	—		(0.25)	(0.06)	—
Distributions from realized gains	(0.04)	—	—		(0.04)	—	—
Total dividends and distributions	(0.29)	(0.06)	—		(0.29)	(0.06)	—
Net Asset Value, End of Period	$10.84	$10.15	$10.14		$10.84	$10.15	$10.14
Total Return*	9.77%	0.65%	1.40%		9.77%	0.65%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0 **	$0 **	$0	**	$0 **	$0 **	$0	**
Ratio of gross operating expenses to average net assets including interest expense (3)	2.95%	2.50%	18.36	% (5)	3.70%	3.26%	7.98	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.94%	2.50%	18.36	% (5)	3.69%	3.26%	7.98	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.75%	1.74%	1.74	% (5)	2.50%	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74%	1.74%	1.74	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	2.11%	2.44%	2.08	% (5)	2.11%	2.44%	1.73	% (5)
Portfolio Turnover Rate	118%	252%	115	% (4)	118%	252%	115	% (4)

	James Alpha Relative Value Portfolio
	Class I				Class S
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,		November 30,	November 30,	November 30,
	2019	2018	2017 (1)		2019	2018	2017 (1)

Net Asset Value, Beginning of Period	$10.15	$10.14	$10.00		$10.17	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.25	0.25	0.07		0.28	0.26	0.09
Net realized and unrealized gain (loss)	0.73	(0.18)	0.07		0.73	(0.17)	0.05
Total from investment operations	0.98	0.07	0.14		1.01	0.09	0.14
Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.06)	—		(0.25)	(0.06)	—
Distributions from realized gains	(0.04)	—	—		(0.04)	—	—
Total dividends and distributions	(0.29)	(0.06)	—		(0.29)	(0.06)	—
Redemption Fees	0.00 ***	—	—		0.00 ***	—	—
Net Asset Value, End of Period	$10.84	$10.15	$10.14		$10.89	$10.17	$10.14
Total Return*	9.79%	0.65%	1.40%		10.07%	0.85%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$277	$204	$203		$6,702	$9,658	$4,107
Ratio of gross operating expenses to average net assets including interest expense (3)	2.70%	2.26%	13.82	% (5)	2.70%	2.18%	6.42	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.69%	2.26%	13.82	% (5)	2.69%	2.18%	6.42	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.50%	1.49%	1.49	% (5)	1.33%	1.18%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49%	1.49%	1.49	% (5)	1.32%	1.18%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	2.35%	2.48%	2.55	% (5)	2.62%	2.59%	3.02	% (5)
Portfolio Turnover Rate	118%	252%	115	% (4)	118%	252%	115	% (4)

(1)	The Fund commenced operations on August 18, 2017

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

***	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Total Hedge
	Class A				Class C
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,		November 30,	November 30,	November 30,
	2019	2018	2017 (1)		2019	2018	2017 (1)

Net Asset Value, Beginning of Period	$10.10	$10.38	$10.00		$10.04	$10.37	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.16	0.13	0.02		0.08	0.05	(0.01)
Net realized and unrealized gain (loss)	0.45	(0.33)	0.36		0.45	(0.33)	0.38
Total from investment operations	0.61	(0.20)	0.38		0.53	(0.28)	0.37
Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.06)	—		(0.08)	(0.03)	—
Distributions from realized gains	(0.11)	(0.02)	—		(0.11)	(0.02)	—
Total dividends and distributions	(0.25)	(0.08)	—		(0.19)	(0.05)	—
Net Asset Value, End of Period	$10.46	$10.10	$10.38		$10.38	$10.04	$10.37
Total Return*	6.25%	(1.90)%	3.80%		5.44%	(2.66)%	3.70%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$47	$50	$51		$41	$39	$16
Ratio of gross operating expenses to average net assets including interest expense (3)	2.77%	2.88%	8.32	% (5)	3.53%	3.40%	10.32	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.74%	2.88%	8.32	% (5)	3.50%	3.40%	10.32	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.77%	1.74%	1.74	% (5)	2.52%	2.49%	2.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.74%	1.74%	1.74	% (5)	2.49%	2.49%	2.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.56%	1.30%	0.54	% (5)	0.76%	0.45%	(0.17	)% (5)
Portfolio Turnover Rate	114%	195%	83	% (4)	114%	195%	83	% (4)

	James Alpha Total Hedge
	Class I				Class S
	For the	For the	For the		For the	For the	For the
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,		November 30,	November 30,	November 30,
	2019	2018	2017 (1)		2019	2018	2017 (1)

Net Asset Value, Beginning of Period	$10.13	$10.40	$10.00		$10.14	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18	0.12	0.04		0.20	0.16	0.03
Net realized and unrealized gain (loss)	0.46	(0.30)	0.36		0.46	(0.33)	0.37
Total from investment operations	0.64	(0.18)	0.40		0.66	(0.17)	0.40
Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.07)	—		(0.17)	(0.07)	—
Distributions from realized gains	(0.11)	(0.02)	—		(0.11)	(0.02)	—
Total dividends and distributions	(0.28)	(0.09)	—		(0.28)	(0.09)	—
Net Asset Value, End of Period	$10.49	$10.13	$10.40		$10.52	$10.14	$10.40
Total Return*	6.54%	(1.73)%	4.00%		6.73%	(1.63)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,095	$4,523	$520		$5,565	$8,233	$1,753
Ratio of gross operating expenses to average net assets including interest expense (3)	2.53%	2.50%	12.24	% (5)	2.53%	2.38%	6.30	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.50%	2.50%	12.24	% (5)	2.50%	2.38%	6.30	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.52%	1.49%	1.49	% (5)	1.35%	1.39%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49%	1.49%	1.49	% (5)	1.32%	1.39%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	1.74%	1.19%	0.84	% (5)	2.00%	1.54%	0.66	% (5)
Portfolio Turnover Rate	114%	195%	83	% (4)	114%	195%	83	% (4)

(1)	James Alpha Total Hedge commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Structured Credit Value
	Class A				Class C
	For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	November 30,		November 30,		November 30,		November 30,
	2019		2018 (1)		2019		2018 (1)

Net Asset Value, Beginning of Period	$10.16		$10.00		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.41		0.10		0.32		0.10
Net realized and unrealized gain	0.46		0.06		0.31		0.06
Total from investment operations	0.87		0.16		0.63		0.16
Dividends and Distributions:
Dividends from net investment income	(0.34)		—		(0.33)		—
Distributions from realized gains	(0.01)		—		(0.01)		—
Total dividends and distributions	(0.35)		—		(0.34)		—
Redemption Fees	0.00	**	—		—		—
Net Asset Value, End of Period	$10.68		$10.16		$10.45		$10.16
Total Return*	8.67	% #	1.60%		6.24	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$435		$19		$1,468		$0	***
Ratio of gross operating expenses to average net assets including interest expense (5)	2.38%		2.18	% (3)	3.11%		3.01	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.38%		2.18	% (3)	3.11%		3.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.74%		1.74	% (3)	2.49%		2.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.74%		1.74	% (3)	2.49%		2.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	3.84%		3.27	% (3)	3.09%		3.27	% (3)
Portfolio Turnover Rate	111%		37	% (4)	111%		37	% (4)

	James Alpha Structured Credit Value
	Class I				Class S
	For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Year Ended
	November 30,		November 30,		November 30,		November 30,
	2019		2018 (1)		2019		2018 (1)

Net Asset Value, Beginning of Period	$10.15		$10.00		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.40		0.07		0.43		0.07
Net realized and unrealized gain	0.30		0.08		0.31		0.08
Total from investment operations	0.70		0.15		0.74		0.15
Dividends and Distributions:
Dividends from net investment income	(0.38)		—		(0.38)		—
Distributions from realized gains	(0.01)		—		(0.01)		—
Total dividends and distributions	(0.39)		—		(0.39)		—
Redemption Fees	0.00	**	0.00	**	0.00	**	0.01
Net Asset Value, End of Period	$10.46		$10.15		$10.51		$10.16
Total Return*	6.97%		1.50%		7.36%		1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$4,982		$1,007		$30,209		$34,604
Ratio of gross operating expenses to average net assets including interest expense (5)	1.99%		2.01	% (3)	1.93%		1.87	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.00%		2.01	% (3)	1.93%		1.87	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.49%		1.49	% (3)	1.13%		1.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.49%		1.49	% (3)	1.13%		1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	3.88%		2.30	% (3)	4.11%		2.27	% (3)
Portfolio Turnover Rate	111%		37	% (4)	111%		37	% (4)

(1)	James Alpha Structured Credit Value commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of thirty series. These financial statements include the following six series: the James Alpha EHS Portfolio; the James Alpha Event Driven Portfolio, the James Alpha Family Office Portfolio, the James Alpha Relative Value Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Structured Credit Value Portfolio (collectively, the “Portfolios”). James Alpha Advisors, LLC (the “Manager” or “James Alpha Advisors”) serves as the Portfolios’ Advisor. Effective February 15, 2018 James Alpha Equity Hedge Portfolio changed its name to James Alpha EHS Portfolio.

The James Alpha EHS Portfolio; the James Alpha Event Driven Portfolio, the James Alpha Family Office Portfolio, the James Alpha Relative Value Portfolio, James Alpha Total Hedge Portfolio and James Alpha Structured Credit Value Portfolio are diversified portfolios.

Portfolio	Primary Objective
James Alpha EHS	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Event Driven	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Family Office	Total return through capital appreciation and/or income, consistent with a reasonable level of risk, determined by the James Alpha Advisors, LLC.
James Alpha Relative Value	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Total Hedge	Long-term risk adjusted returns relative to traditional financial market indices
James Alpha Structured Credit Value	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, all Portfolios offer Class A, Class C, Class I and Class S shares. Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class S shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and the Class S share’s management fee. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Shares of Class S of the Portfolios are available exclusively to investment advisers and broker-dealers that are affiliated with the Manager as a means of implementing asset allocation recommendations for their clients. Please see the Trust’s prospectuses for additional details.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board -appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019, for the Portfolios’ assets and liabilities measured at fair value:

James Alpha EHS

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$19,167	$—	$—	$19,167
Exchange Traded Funds	1,160,985	—	—	1,160,985
Open Ended Funds	692,467	—	—	692,467
Short-Term Investments	62,815	—	—	62,815
Total	$1,935,434	$—	$—	$1,935,434
Asset Derivatives
Forward Currency Contracts	$—	$137	$—	$137
Total Assets	$1,935,434	$137	$—	$1,935,571
Liability Derivatives
Forward Currency Contracts	$—	$252	$—	$252
Total Liabilities	$—	$252	$—	$252

James Alpha Event Driven

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,582,551	$—	$—	$2,582,551
Exchange Traded Note	8,763	—	—	8,763
Open Ended Funds	4,292,507	—	—	4,292,507
Short-Term Investments	121,035	—	—	121,035
Total	$7,004,856	$—	$—	$7,004,856
Asset Derivatives
Forward Currency Contracts	$—	$2,736	$—	$2,736
Total Return Swap	—	48,190	—	48,190
Total Assets	$7,004,856	$50,926	$—	$7,055,782
Liability Derivatives
Forward Currency Contracts	$—	$313	$—	$313
Total Liabilities	$—	$313	$—	$313

James Alpha Family Office

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,718,833	$—	$—	$7,718,833
Exchange Traded Notes	117,462	—	—	117,462
Open Ended Funds	439,807	—	—	439,807
Short-Term Investments	174,024	—	—	174,024
Total Assets	$8,450,126	$—	$—	$8,450,126

James Alpha Relative Value

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,339,070	$—	$—	$2,339,070
Open Ended Funds	3,930,055	—	—	3,930,055
Short-Term Investments	323,759	—	—	323,759
Total	$6,592,884	$—	$—	$6,592,884
Asset Derivatives
Forward Currency Contracts	$—	$496	$—	$496
Total Return Swap	—	35,990	—	35,990
Total Assets	$6,592,884	$36,486	$—	$6,629,370

Liability Derivatives
Forward Currency Contracts	$—	$100	$—	$100
Total Liabilities	$—	$100	$—	$100

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

James Alpha Total Hedge

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,393,863	$—	$—	$6,393,863
Exchange Traded Notes	12,953	—	—	12,953
Open Ended Funds	3,692,308	—	—	3,692,308
Short-Term Investments	303,069	—	—	303,069
Total	$10,402,193	$—	$—	$10,402,193
Asset Derivatives
Forward Currency Contracts	$—	$624	$—	$624
Total Return Swap	—	74,436	—	74,436
Total Assets	$10,402,193	$75,060	$—	$10,477,253
Liability Derivatives
Forward Currency Contracts	$—	$355	$—	$355
Total Liabilities	$—	$355	$—	$355

James Alpha Structured Credit Value

Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$34,563,877	$—	$34,563,877
U.S. Government & Agency Obligations	—	17,320	—	17,320
Short-Term Investments	2,284,796	—	—	2,284,796
Total Assets	$2,284,796	$34,581,197	$—	$36,865,993

There were no level 3 securities held during the year.

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2017 to November 30, 2018, or expected to be taken in the Funds’ November 30, 2019 year-end tax returns.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2017 and 2018 and expected to be taken in the Portfolios’ 2019 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2019, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
James Alpha EHS	Annually	Annually
James Alpha Event Driven	Annually	Annually
James Alpha Family Office	Annually	Annually
James Alpha Relative Value	Annually	Annually
James Alpha Total Hedge	Annually	Annually
James Alpha Structured Credit Value	Quarterly	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign currency contracts. Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.20% for James Alpha Family Office and James Alpha Structured Credit Value; 1.00% for James Alpha EHS, James Alpha Event Driven, James Alpha Relative Value and James Alpha Total Hedge. Saratoga Capital Management, LLC (“SCM”) serves the Portfolios in a supervision capacity with responsibility to monitor the performance of the Portfolios’ outside service providers (other than sub-advisers, if any, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to each Portfolio. Pursuant to the supervision agreement with the Portfolios, the Portfolios pay SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

(b) The Trust and the Manager on behalf of the Portfolios, have entered into Excess Expense Agreements (the “Expense Agreements”).

In connection with the Expense Agreements, James Alpha Advisors is currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at November 30, 2019, for each portfolio were: 1.74%, 2.49%, 1.49% and 1.12% for Class A, C, I and S shares, respectively, of James Alpha EHS, James Alpha Event Driven, James Alpha Family Office, James Alpha Relative Value, James Alpha Total Hedge and James Alpha Structured Credit Value. Prior to June 1, 2019 the expense cap was 1.49% for Class S. Prior to June 1, 2019 pursuant to a fee waiver and operating expense limitation agreement between James Alpha Advisors and the James Alpha Portfolios, James Alpha Advisors has contractually agreed to waive all of the James Alpha Portfolios’ management fees payable to James Alpha Advisors by the James Alpha Portfolios on Class S assets, less any portion of such fee that is payable by James Alpha Advisors to the Sub-Advisers. Under the terms of the Expense Agreements, the Manager and James Alpha Advisors are permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The Expense Agreement with James Alpha Advisors shall continue through March 31, 2020 for A, C, I and March 31, 2021 for Class S.

For the year ended November 30, 2019, the Manager waived fees of $63,980 for James Alpha EHS, $71,807 for James Alpha Event Driven, $69,096 for James Alpha Family Office, $68,594 for James Alpha Relative Value, $94,545 for James Alpha Total Hedge and $194,708 for James Alpha Structured Credit Value. The manager waived the following Class S Fees of:

Portfolio	Class S Fee Waived
James Alpha EHS	$18,242
James Alpha Event Driven	47,433
James Alpha Family Office	64,397
James Alpha Relative Value	42,051
James Alpha Total Hedge	37,358
James Alpha Structured Credit Value	109,255

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	11/30/2020	11/30/2021	11/30/2022
James Alpha EHS	$24,827	$18,206	$63,980
James Alpha Event Driven	20,596	1,307	71,807
James Alpha Family Office	18,048	1,074	69,096
James Alpha Relative Value	23,014	1,524	68,594
James Alpha Total Hedge	30,795	18,473	94,545
James Alpha Structured Credit Value	—	824	194,708

(c) Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor. The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

For the year ended, November 30, 2019, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

	Distributor Sales Charges	CDSC’s
Portfolio	Class A	Class C
James Alpha EHS	—	—
James Alpha Event Driven	—	—
James Alpha Family Office	10,032	38
James Alpha Relative Value	—	—
James Alpha Total Hedge	—	—
James Alpha Structured Credit Value	2,638	2,187

(d) Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset -based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

(e) Affiliated Investments — The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor. Companies which are affiliates of the Portfolios at November 30, 2019, are noted in the Portfolio’s Schedule of Investments.

							Change in
		Value at			Realized	Dividend	Unrealized	Value at
Portfolio	Affiliated Holding	11/30/18	Purchases	Sales	Gain/(Loss)	Income	Gain/(Loss)	11/30/19
James Alpha EHS	James Alpha Structured Credit Value Portfolio	$—	$817,604	$(271,326)	$5,391	$17,593	$10,688	$562,357
James Alpha Event Driven	James Alpha Structured Credit Value Portfolio	1,097,839	818,707	(954,892)	9,461	42,637	19,258	990,373
James Alpha Relative Value	James Alpha Structured Credit Value Portfolio	4,423,217	1,725,833	(2,819,496)	91,074	152,429	60,471	3,481,099
James Alpha Total Hedge	James Alpha Structured Credit Value Portfolio	—	2,792,939	—	—	80,596	78,329	2,871,268

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Certain employees of GFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

3.	INVESTMENT TRANSACTIONS

(a) For the year ended November 30, 2019, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
James Alpha EHS	$4,084,841	$6,505,743
James Alpha Event Driven	9,393,767	12,665,572
James Alpha Family Office	8,643,676	15,218,605
James Alpha Relative Value	8,921,616	12,275,161
James Alpha Total Hedge	12,767,928	14,751,072
James Alpha Structured Credit Value	44,743,965	38,575,008

(b) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at November 30, 2019, were as follows:

			Location of derivatives on
			Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
James Alpha EHS
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$137
			Unrealized depreciation on forward currency exchange contracts	(252)
			Totals	$(115)
James Alpha Event Driven
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$2,736
			Unrealized depreciation on forward currency exchange contracts	(313)
	Swap Contracts	Equity	Unrealized appreciation on swaps	48,190
			Totals	$50,613
James Alpha Relative Value
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$496
			Unrealized depreciation on forward currency exchange contracts	(100)
	Swap Contracts	Equity	Unrealized appreciation on swaps	35,990
			Totals	$36,386
James Alpha Total Hedge
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$624
			Unrealized depreciation on forward currency exchange contracts	(355)
	Swap Contracts	Equity	Unrealized appreciation on swaps	74,436
			Totals	$74,705

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2019, were as follows:

				Realized and unrealized gain
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
James Alpha EHS
	Forward Contracts
		Net realized gain from investments and foreign currency transactions	Foreign Exchange	$3,257
		Net change in unrealized depreciation on investments and foreign currency transactions
			Foreign Exchange	$(1,270)
James Alpha Event Driven
	Swap Contracts
		Net realized gain on swaps
			Equity	$300,660
		Net change in unrealized appreciation on swaps
			Equity	$128,658

	Forward Contracts
		Net realized gain from investments and foreign currency transactions	Foreign Exchange	$30,228
		Net change in unrealized appreciation on investments and foreign currency transactions
			Foreign Exchange	$1,057
James Alpha Relative Value
	Swap Contracts
		Net realized gain on swaps
			Equity	$299,358
		Net change in unrealized appreciation on swaps
			Equity	$112,698
	Forward Contracts
		Net realized gain from investments and foreign currency transactions	Foreign Exchange	$4,134
		Net change in unrealized appreciation on investments and foreign currency transactions
			Foreign Exchange	$567
James Alpha Total Hedge
	Swap Contracts
		Net realized loss on swaps
			Equity	$(4,514)
		Net change in unrealized appreciation on swaps
			Equity	$93,175
	Forward Contracts
		Net realized gain from investments and foreign currency transactions	Foreign Exchange	$18,035
		Net change in unrealized appreciation on investments and foreign currency transactions
			Foreign Exchange	$(3,705)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of November 30, 2019.

		Gross Amounts not offset in the (Consolidated)
		Statements of Assets and Liabilities
	Gross Amounts Recognized in
	(Consolidated) Statements of	Financial Instruments	Cash Collateral
	Assets and Liabilities	Pledged	Pledged	Net Amount of Assets
EHS
Description of Asset:
Forward Foreign Currency Contracts	$137	—	$(252)	$(115)
Total	$137	$—	$(252)	$(115)
Description of Liability:
Forward Foreign Currency Contracts	$(252)	$252	$—	$—
	$(252)	$252	$—	$—
Event Driven
Description of Asset:
Forward Foreign Currency Contracts	$2,736	—	$(313)	$2,423
Total Return Swaps	48,190	—	48,190	—
Total	$50,926	$—	$47,877	$2,423
Description of Liability:
Forward Foreign Currency Contracts	$(313)	$313	$—	$—
	$(313)	$313	$—	$—
Relative Value
Description of Asset:
Forward Foreign Currency Contracts	$496	—	$(100)	$396
Total Return Swaps	35,990	—	35,990	—
Total	$36,486	$—	$35,890	$396
Description of Liability:
Forward Foreign Currency Contracts	$(100)	$100	$—	$—
	$(100)	$100	$—	$—
Total Hedge
Description of Asset:
Forward Foreign Currency Contracts	$624	—	$(355)	$269
Total Return Swaps	74,436	—	74,436	—
Total	$75,060	$—	$74,081	$269
Description of Liability:
Forward Foreign Currency Contracts	$(355)	$355	$—	$—
	$(355)	$355	$—	$—

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	purposes	Appreciation	Depreciation	App/Dep
James Alpha EHS	$1,979,426	$43,264	$(87,141)	$(43,877)
James Alpha Event Driven	7,034,313	122,747	(154,627)	(31,880)
James Alpha Family Office	8,092,574	404,889	(47,337)	357,552
James Alpha Relative Value	6,560,851	3,286,603	(3,254,966)	31,637
James Alpha Total Hedge	10,404,672	249,658	(252,406)	(2,748)
James Alpha Structured Credit Value	36,152,908	985,990	(272,905)	713,085

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class A Shares			Class C Shares			Class I Shares		Class S Shares
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2019	November 30, 2018		November 30, 2019	November 30, 2018		November 30, 2019	November 30, 2018	November 30, 2019	November 30, 2018
James Alpha EHS
Issued	99	—		—	526		1,178	—	101,410	661,042
Redeemed	(99)	—		—	—		(786)	—	(470,602)	(404,342)
Reinvested from Dividends	0 *	0	*	25	4		1,173	160	23,925	2,035
Net Decrease in Shares	—	—		25	530		1,565	160	(345,267)	258,735

James Alpha Event Driven
Issued	—	—		—	—		22,267	—	387,179	1,157,310
Redeemed	—	—		—	—		(1,935)	—	(772,834)	(706,085)
Reinvested from Dividends	0 *	0	*	0 *	0	*	483	133	19,703	3,971
Net Increase (Decrease) in Shares	—	—		—	—		20,815	133	(365,952)	455,196

James Alpha Family Office
Issued	21,534	6,110		591	4,318		38,122	912	273,025	1,291,714
Redeemed	(1,548)	—		(3,301)	(1,281)		(1,488)	—	(970,792)	(408,304)
Reinvested from Dividends	139	1		194	22		500	103	26,737	2,600
Net Increase (Decrease) in Shares	20,125	6,111		(2,516)	3,059		37,134	1,015	(671,030)	886,010

James Alpha Relative Value
Issued	—	—		—	—		5,930	—	276,520	1,121,719
Redeemed	—	—		—	—		(1,095)	—	(627,776)	(579,922)
Reinvested from Dividends	0 *	0	*	0 *	0	*	613	110	17,453	2,439
Net Increase (Decrease) in Shares	—	—		—	—		5,448	110	(333,803)	544,236

James Alpha Total Hedge
Issued	—	—		—	2,397		34,021	396,158	344,901	1,017,450
Redeemed	(576)	—		—	—		(7,693)	(188)	(646,523)	(375,763)
Reinvested from Dividends	114	40		78	8		12,834	446	18,613	1,744
Net Increase in Shares	(462)	40		78	2,405		39,162	396,416	(283,009)	643,431

James Alpha Structured Credit Value
Issued	80,502	1,852		161,011	1		433,322	99,207	1,587,325	4,033,118
Redeemed	(42,387)	—		(21,932)	—		(66,590)	—	(2,175,461)	(627,780)
Reinvested from Dividends	763	—		1,460	—		10,368	—	57,194	—
Net Increase in Shares	38,878	1,852		140,539	1		377,100	99,207	(530,942)	3,405,338

*	Less than 1.

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2019 and November 30, 2018 was as follows:

	For the period ended November 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
James Alpha EHS	$285,452	$1,461	$—	$286,913
James Alpha Event Driven	230,393	5,437	—	235,830
James Alpha Family Office	307,192	—	—	307,192
James Alpha Relative Value	231,979	1,884	—	233,863
James Alpha Total Hedge	327,487	9,236	—	336,723
James Alpha Structured Credit Value	1,439,797	—	—	1,439,797

	For the period ended November 30, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
James Alpha EHS	$24,736	$—	$—	$24,736
James Alpha Event Driven	46,290	—	—	46,290
James Alpha Family Office	32,187	121	—	32,308
James Alpha Relative Value	28,315	—	—	28,315
James Alpha Total Hedge	26,341	—	—	26,341
James Alpha Structured Credit Value	—	—	—	—

As of November 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
James Alpha EHS	$—	$—	$(4,915)	$(127,725)	$—	$(43,992)	$(176,632)
James Alpha Event Driven	455,390	—	—	—	—	(29,457)	425,933
James Alpha Family Office	—	—	—	(381,098)	—	357,552	(23,546)
James Alpha Relative Value	614,452	—	—	(69,553)	—	32,033	576,932
James Alpha Total Hedge	178,149	—	—	(144,239)	—	(2,484)	31,426
James Alpha Structured Credit Value	1,042,023	42,326	—	—	—	712,551	1,796,900

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, swaps and passive foreign investment companies, and adjustments for partnerships, grantor trusts, and C-Corporation return of capital distributions. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of $(115), $2,423, $396, $264 and $(534) for the James Alpha EHS, James Alpha Event Driven, James Alpha Relative Value Portfolio, James Alpha Total Hedge and the James Alpha Structured Credit Value Portfolio, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds elected to defer such capital losses as follows:

Post October
Portfolio	Losses
James Alpha EHS	$4,915
James Alpha Event Driven	—
James Alpha Family Office	—
James Alpha Relative Value	—
James Alpha Total Hedge	—
James Alpha Structured Credit Value	—

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

At November 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
James Alpha EHS	$74,869	$52,856	$127,725	$—
James Alpha Event Driven	—	—	—	20,566
James Alpha Family Office	344,549	36,549	381,098	6,630
James Alpha Relative Value	21,225	48,328	69,553	—
James Alpha Total Hedge	101,262	42,977	144,239	—
James Alpha Structured Credit Value	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2019 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
James Alpha EHS	$(11,206)	$11,206
James Alpha Event Driven	(140)	140
James Alpha Family Office	(9,094)	9,094
James Alpha Relative Value	(3,353)	3,353
James Alpha Total Hedge	—	—
James Alpha Structured Credit Value	—	—

7.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of November 30, 2019, the shareholders that own 25% or more of the voting securities are as follows:

Fund	Shareholder	Ownership %
James Alpha EHS Cl A	James Alpha Management LLC	100.00%
James Alpha EHS Cl C	George & Gloria Kiefer	99.81%
James Alpha EHS Cl I	Denis Nayden	98.19%
James Alpha EHS Cl S	National Financial Services LLC	100.00%
James Alpha Event Driven Cl A	James Alpha Management LLC	100.00%
James Alpha Event Driven Cl C	James Alpha Management LLC	100.00%
James Alpha Event Driven Cl I	Denis Nayden	49.65%
James Alpha Event Driven Cl I	Charles Schwab & Co.,Inc.	50.34%
James Alpha Event Driven Cl S	National Financial Services LLC	100.00%
James Alpha Family Office Cl A	Pershing LLC	43.22%
James Alpha Family Office Cl A	First National Bank	29.64%
James Alpha Family Office Cl A	Community National Bank	24.96%
James Alpha Family Office Cl C	Jerry Chesser & Carool Chesser	30.71%
James Alpha Family Office Cl C	Johnny Harrison & Billie Harrison	28.43%
James Alpha Family Office Cl I	Charles Schwab & Co.,Inc.	63.00%
James Alpha Family Office Cl I	Denis Nayden	35.39%
James Alpha Family Office Cl S	National Financial Services LLC	100.00%
James Alpha Relative Value Cl A	James Alpha Management LLC	100.00%
James Alpha Relative Value Cl C	James Alpha Management LLC	100.00%
James Alpha Relative Value Cl I	Denis Nayden	80.88%
James Alpha Relative Value Cl S	National Financial Services LLC	100.00%
James Alpha Total Hedge Cl A	Mainstar Trust	65.92%
James Alpha Total Hedge Cl A	First National Bank	34.06%
James Alpha Total Hedge Cl C	Sandra Joanne McNamara	61.23%
James Alpha Total Hedge Cl C	Chizuko Momii	38.75%
James Alpha Total Hedge Cl I	Denis Nayden	93.74%
James Alpha Total Hedge Cl S	National Financial Services LLC	100.00%
James Alpha Structured Credit Value Cl A	Charles Schwab & Co.,Inc.	83.39%
James Alpha Structured Credit Value Cl C	Pershing LLC	44.61%
James Alpha Structured Credit Value Cl C	Wells Fargo Clearing Services	27.14%
James Alpha Structured Credit Value Cl C	Cor Clearing LLC	26.40%
James Alpha Structured Credit Value Cl I	Charles Schwab & Co.,Inc.	39.95%
James Alpha Structured Credit Value Cl I	Pershing LLC	30.51%
James Alpha Structured Credit Value Cl I	Interactive Brokers LLC	26.25%
James Alpha Structured Credit Value Cl S	National Financial Services LLC	51.16%
James Alpha Structured Credit Value Cl S	Mac & Co.	48.84%

NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2019 (Continued)

8.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. Effective April 1, 2019 the funds no longer have redemption fees. For the year ended November 30, 2019, redemption fees for the Funds were as follows:

				James Alpha
	James Alpha	James Alpha	James Alpha	Structured Credit
	Event Driven	Family Office	Relative Value	Value
Class I	$1	$1	$—	$68
Class A	—	—	—	1
Class C	—	—	—	—
Class S	20	21	7	1,134

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. All the Funds may invest in investment companies. Such investments would subject the Funds to similar risks.

The performance of the Relative Value Fund will be directly affected by the performance of the James Alpha Structured Credit Value Portfolio. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the James Alpha Relative Value Fund’s financial statements. As of November 30, 2019, the percentage of the James Alpha EHS Fund, James Alpha Relative Value Fund, and James Alpha Total Hedge Fund invested in the James Alpha Structured Credit Value Portfolio was 28.7%, 49.9%, and 26.7%, respectively.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of Saratoga Advantage Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of James Alpha EHS Portfolio James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio, James Alpha Relative Value Portfolio, James Alpha Total Hedge Portfolio, and the James Alpha Structured Credit Value Portfolio (the “Funds”), each a series of Saratoga Advantage Trust (the “Trust”), including the schedules of investments, as of November 30, 2019, the related statements of operations, the statements of changes in net assets, and financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2019, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2020

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Actual Expenses	Value - 6/01/2019	Value - 11/30/2019	6/01/2019-11/30/2019*	[Annualized]
James Alpha EHS - Class A	$1,000.00	$1,056.90	$8.97	1.74%
James Alpha EHS - Class C	1,000.00	1,051.00	12.81	2.49%
James Alpha EHS - Class I	1,000.00	1,056.90	7.69	1.49%
James Alpha EHS - Class S	1,000.00	1,058.90	5.78	1.12%
James Alpha Event Driven – Class A	1,000.00	1,055.90	8.97	1.74%
James Alpha Event Driven – Class C	1,000.00	1,055.90	12.83	2.49%
James Alpha Event Driven – Class I	1,000.00	1,055.90	7.68	1.49%
James Alpha Event Driven – Class S	1,000.00	1,057.80	5.78	1.12%
James Alpha Family Office - Class A	1,000.00	1,084.50	9.10	1.74%
James Alpha Family Office - Class C	1,000.00	1,080.80	12.99	2.49%
James Alpha Family Office - Class I	1,000.00	1,086.30	7.80	1.49%
James Alpha Family Office - Class S	1,000.00	1,088.60	5.86	1.12%
James Alpha Relative Value - Class A	1,000.00	1,046.60	8.93	1.74%
James Alpha Relative Value - Class C	1,000.00	1,046.60	12.77	2.49%
James Alpha Relative Value - Class I	1,000.00	1,046.90	7.65	1.49%
James Alpha Relative Value - Class S	1,000.00	1,048.60	5.77	1.12%
James Alpha Total Hedge - Class A	1,000.00	1,047.00	8.93	1.74%
James Alpha Total Hedge - Class C	1,000.00	1,042.20	12.75	2.49%
James Alpha Total Hedge - Class I	1,000.00	1,048.00	7.64	1.49%
James Alpha Total Hedge - Class S	1,000.00	1,049.90	5.78	1.12%
James Alpha Structured Credit Value - Class A	1,000.00	1,022.60	8.81	1.74%
James Alpha Structured Credit Value - Class C	1,000.00	1,019.90	12.63	2.49%
James Alpha Structured Credit Value - Class I	1,000.00	1,024.80	7.58	1.49%
James Alpha Structured Credit Value - Class S	1,000.00	1,026.60	5.69	1.12%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Hypothetical	Beginning Account	Ending Account	Expense Paid	Expense Ratio
[5% Return Before Expenses]	Value - 6/01/2019	Value - 11/30/2019	6/01/2019-11/30/2019*	[Annualized]
James Alpha EHS - Class A	$1,000.00	$1,016.34	$8.80	1.74%
James Alpha EHS - Class C	1,000.00	1,012.57	12.57	2.49%
James Alpha EHS - Class I	1,000.00	1,017.59	7.54	1.49%
James Alpha EHS - Class S	1,000.00	1,019.45	5.67	1.12%
James Alpha Event Driven – Class A	1,000.00	1,016.34	8.80	1.74%
James Alpha Event Driven – Class C	1,000.00	1,012.58	12.56	2.49%
James Alpha Event Driven – Class I	1,000.00	1,017.60	7.54	1.49%
James Alpha Event Driven – Class S	1,000.00	1,019.45	5.67	1.12%
James Alpha Family Office - Class A	1,000.00	1,016.34	8.80	1.74%
James Alpha Family Office - Class C	1,000.00	1,012.58	12.56	2.49%
James Alpha Family Office - Class I	1,000.00	1,017.59	7.54	1.49%
James Alpha Family Office - Class S	1,000.00	1,019.46	5.67	1.12%
James Alpha Relative Value - Class A	1,000.00	1,016.34	8.80	1.74%
James Alpha Relative Value - Class C	1,000.00	1,012.58	12.56	2.49%
James Alpha Relative Value - Class I	1,000.00	1,017.60	7.54	1.49%
James Alpha Relative Value - Class S	1,000.00	1,019.44	5.69	1.12%
James Alpha Total Hedge - Class A	1,000.00	1,016.35	8.79	1.74%
James Alpha Total Hedge - Class C	1,000.00	1,012.58	12.56	2.49%
James Alpha Total Hedge - Class I	1,000.00	1,017.60	7.53	1.49%
James Alpha Total Hedge - Class S	1,000.00	1,019.43	5.69	1.12%
James Alpha Structured Credit Value - Class A	1,000.00	1,016.35	8.79	1.74%
James Alpha Structured Credit Value - Class C	1,000.00	1,012.56	12.59	2.49%
James Alpha Structured Credit Value - Class I	1,000.00	1,017.58	7.55	1.49%
James Alpha Structured Credit Value - Class S	1,000.00	1,019.45	5.67	1.12%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (183) divided by the number of days in the fiscal year (365).

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Board of Trustees & Officers

The Trust is governed by a Board of Trustees, which oversees the Portfolios’ operations. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his name, address, and age, the position held with the Trust, the length of time served as Trustee and Officer of the Trust, the Trustee’s or Officer’s principal occupations during the last five years, the number of portfolios in the Saratoga Family of Funds overseen by the Trustee or Officer, and other directorships held by the Trustee or Officer.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-800-807-FUND (3863).

Interested Trustees

Name, Age and Address	Position(s) Held with Trust	Term* / Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Bruce E. Ventimiglia, 64 1616 N. Litchfield Rd. Suite 165 Goodyear, AZ 85395	President, CEO, and Chairman of the Board of Trustees**	Since September 1994	Chairman, President and Chief Executive Officer of Saratoga Capital Management, LLC	29	None

Independent Trustees

Name, Age and Address	Position(s) Held with Trust	Term* / Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Patrick H. McCollough, 77 1616 N. Litchfield Rd. Suite 165 Goodyear, AZ 85395	Trustee	Since September 1994	Retired	29	Chairman of the Board (2018 – Present), Trustee (2011–2018), Harbor Beach Community Hospital
Udo Koopmann, 78 1616 N. Litchfield Rd. Suite 165 Goodyear, AZ 85395	Trustee	Since April 1997	Retired	29	None
Floyd E. Seal, 70 1616 N. Litchfield Rd. Suite 165 Goodyear, AZ 85395	Trustee	Since April 1997	Retired. Director of Operations, Pet Goods Manufacturing & Imports (January 2013 – 2017	30	None
Stephen H. Hamrick, 67 1616 N. Litchfield Rd. Suite 165 Goodyear, AZ 85395	Trustee	Since January 2003	President and Chief Executive Officer, Terra Capital Markets, LLC (January 2011-Present) (broker-dealer)	30	None

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Senior Officers

Name, Age and Address	Position(s) Held with Trust	Term* / Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorships Held by Officer
Stephen Ventimiglia, 63 1616 N. Litchfield Rd. Suite 165 Goodyear, AZ 85395	Vice President and Secretary **	Since September 1994	Vice Chairman and Chief Investment Officer of Saratoga Capital Management, LLC	29	None
Jonathan W. Ventimiglia, 36 1616 N. Litchfield Rd. Suite 165 Goodyear, AZ 85395	Treasurer, Chief Financial Officer, Vice President & Assistant Secretary***	Treasurer & Chief Financial Officer since July 2009; Vice President & Assistant Secretary since January 2008	Chief Financial Officer and Chief Compliance Officer of Saratoga Capital Management, LLC	29	None
James S. Vitalie, 60 1616 N. Litchfield Rd. Suite 165 Goodyear, AZ 85395	Vice President	Since January 2011	Chief Executive Officer of James Alpha Advisors, LLC (September 2015 – Present); President of James Alpha Holdings, LLC (2017 – Present); President of James Alpha Management, LLC (March 2008 – 2017); Executive Vice President of FDX Capital LLC (June 2012-Present)	29	Board Member, The Joshua School (January 2016 – Present) Board Member, Start from Scratch (September 2019 – Present
Emile R. Molineaux, 57 c/o Northern Lights Compliance Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 1788	Chief Compliance Officer	Since October 2019	Senior Compliance Officer (2011 – Present), Northern Lights Compliance Services, LLC	29	None

*	Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified. Officers of the Trust are elected annually.

**	Bruce E. Ventimiglia and Stephen Ventimiglia are brothers.

***	Jonathan W. Ventimiglia is Bruce E. Ventimiglia’s son.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-807-FUND.

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)       The registrant’s board of trustees has determined that Floyd E. Seal and Udo W. Koopmann are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Registrant        Advisor

FYE 11/30/19      $42,000          $ 0.00

(b)	Audit-Related Fees

Registrant        Advisor

FYE 11/30/19       $ 0.00            $ 0.00

(c)	Tax Fees

Registrant       Advisor

FYE 11/30/19      $12,000         $ 0.00

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

Registrant       Advisor

FYE 11/30/19        $ 0.00         $ 0.00

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Registrant      Advisor

Audit-Related Fees:          0.00%         0.00%

Tax Fees:                         0.00%          0.00%

All Other Fees:                 0.00%          0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended November 30, 2019, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 30, 2017, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 02/07/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 02/07/20

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 02/07/20

* Print the name and title of each signing officer under his or her signature.